N-4	May 01, 2026 USD ($) yr Contracts Year
Prospectus:
Document Type	N-4
Entity Registrant Name	Equitable Financial Life Insurance Co (RILA)
Entity Central Index Key	0002039145
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
C000257554 [Member]
Item 2. Overview of the Contract [Line Items]
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.
Overview, Transactions Subject to Contract Adjustments [Text Block]	If you make any withdrawals (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option.
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES, EXPENSES AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 7 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of account value withdrawn or contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. This loss will be greater if there is a negative market value adjustment, and/or if you have to pay taxes, or tax penalties.

If amounts are removed from a fixed maturity option before the maturity date, there will be a market value adjustment which could greatly reduce the value in your fixed maturity option theoretically by up to 100% in extreme situations. For example, if you allocate $100,000 to a fixed maturity option and later withdraw the entire amount before the maturity date, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a withdrawal charge, taxes and tax penalties. A market value adjustment will apply to withdrawals, transfers, surrender of your contract, or when we make deductions for charges from a fixed maturity option before the maturity date
.

For additional information about the charges for surrenders and early withdrawals charges see “Withdrawal charge” in “Charges under the contracts” under “Charges, expenses, and adjustments” in this prospectus.

Are There Transaction Charges?
Yes.
In addition to withdrawal charges and market value adjustments, you may also be charged for other transactions for special requests such as wire transfers, express mail, duplicate contracts, preparing checks or third-party transfers or exchanges.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges, expenses, and adjustments” in this prospectus.

Are There Ongoing Fees and Expenses?
Yes.
The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year
under the contract, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page of your contract for information about the specific fees you will pay each year
based on the investment options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract (1)	0.95%	2.00%
	Portfolio Company fees and expenses (2)	0.54%	3.04%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.
(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges and market value adjustments that substantially increase costs.

Lowest Annual Cost $1,394	Highest Annual Cost $4,038

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of contract and Portfolio fees and expenses
•
No optional benefits
•
No sales charges
•
No additional contributions, transfers or withdrawals
•
No contract adjustments

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of contract, optional benefits and Portfolio fees and expenses
•
No sales charges
•
No additional contributions, transfers or withdrawals
•
No contract adjustments

For additional information about ongoing fees and expenses see “Fee table” in this prospectus.

Charges for Early Withdrawals [Text Block]
Yes.
If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 7 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of account value withdrawn or contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. This loss will be greater if there is a negative market value adjustment, and/or if you have to pay taxes, or tax penalties.

If amounts are removed from a fixed maturity option before the maturity date, there will be a market value adjustment which could greatly reduce the value in your fixed maturity option theoretically by up to 100% in extreme situations. For example, if you allocate $100,000 to a fixed maturity option and later withdraw the entire amount before the maturity date, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a withdrawal charge, taxes and tax penalties. A market value adjustment will apply to withdrawals, transfers, surrender of your contract, or when we make deductions for charges from a fixed maturity option before the maturity date
.

For additional information about the charges for surrenders and early withdrawals charges see “Withdrawal charge” in “Charges under the contracts” under “Charges, expenses, and adjustments” in this prospectus.

Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	If amounts are removed from a fixed maturity option before the maturity date, there will be a market value adjustment which could greatly reduce the value in your fixed maturity option theoretically by up to 100% in extreme situations. For example, if you allocate $100,000 to a fixed maturity option and later withdraw the entire amount before the maturity date, you could lose up to $100,000 of your investment.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	For example, if you allocate $100,000 to a fixed maturity option and later withdraw the entire amount before the maturity date, you could lose up to $100,000 of your investment.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 100,000
Transaction Charges [Text Block]
Yes.
In addition to withdrawal charges and market value adjustments, you may also be charged for other transactions for special requests such as wire transfers, express mail, duplicate contracts, preparing checks or third-party transfers or exchanges.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges, expenses, and adjustments” in this prospectus.

Key Information, Transactions Subject to Contract Adjustment [Text Block]	In addition to withdrawal charges and market value adjustments, you may also be charged for other transactions for special requests such as wire transfers, express mail, duplicate contracts, preparing checks or third-party transfers or exchanges.
Ongoing Fees and Expenses [Table Text Block]

Are There Ongoing Fees and Expenses?
Yes.
The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year
under the contract, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page of your contract for information about the specific fees you will pay each year
based on the investment options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract (1)	0.95%	2.00%
	Portfolio Company fees and expenses (2)	0.54%	3.04%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.
(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges and market value adjustments that substantially increase costs.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.95%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	2.00%	[1]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.54%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	3.04%	[2]
Base Contract (N-4) Footnotes [Text Block]	(1) Expressed as an annual percent of daily net assets in the variable investment options.
Investment Options Footnotes [Text Block]	(2) Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost $1,394	Highest Annual Cost $4,038

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of contract and Portfolio fees and expenses
•
No optional benefits
•
No sales charges
•
No additional contributions, transfers or withdrawals
•
No contract adjustments

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of contract, optional benefits and Portfolio fees and expenses
•
No sales charges
•
No additional contributions, transfers or withdrawals
•
No contract adjustments

For additional information about ongoing fees and expenses see “Fee table” in this prospectus.

Lowest Annual Cost [Dollars]	$ 1,394
Highest Annual Cost [Dollars]	$ 4,038
Risks [Table Text Block]

RISKS
Is There a Risk of Loss from Poor Performance?
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value, depending on the investment options you choose. For additional information about the risk of loss see “Principal risks of investing in the contract” in this prospectus.

Is this a Short-Term Investment?
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. For additional information about the investment profile of the contract see “Fee table” in this prospectus.

What Are the Risks Associated with the Investment options?
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract, (e.g., the Portfolios). Each investment option, including the fixed maturity options, has its own unique risks. You should review the variable investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Fixed investment options” and “Portfolios of the Trusts” in “Purchasing the Contract” in the prospectus, as well as, “Risks associated with the variable investment options” and “Risks associated with the fixed maturity options” in “Principal Risks of investing in the contract.” See also Appendix: “Investment options in this prospectus.

What Are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and optional benefits. The general obligations, fixed maturity options, and any optional benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in this prospectus.

Investment Restrictions [Text Block]
Yes.
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, combining any two or more variable investment options and transferring the account value from any variable investment option to another variable investment option.

For more information see “About the Separate Account” in “More information” in this prospectus.

We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option.

Contributions and transfers into and out of the guaranteed interest option are limited.

The standard death benefit offered with the contract was available only at contract purchase. Withdrawals could significantly reduce or terminate the death benefit.

For additional information about restrictions on investment options, see “Portfolios of the Trusts” and “Fixed maturity options” in “Purchasing the Contract” and “Transferring your money among investment options” in this prospectus.

Key Information, Benefit Restrictions [Text Block]	At any time, we have the right to limit or terminate your contributions to the contract. Withdrawals may reduce the death benefit by an amount greater than the value withdrawn and could terminate the death benefit. For additional information about the optional benefits see “Benefits available under the contract” in this prospectus.
Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For more information, see “Tax information” in this prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in this prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges, expenses, and adjustments” in this prospectus.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee table

The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering, or making withdrawals from an investment option or from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year
based on the investment options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or make certain withdrawals from an investment option or from the contract, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	7.00%
Transfer Fee	None
Third Party Transfer or Exchange Fee (2)	$65
Special Service Charges (3)	$90

(1)
The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges, expenses, and adjustments” in this prospectus. The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal or surrender your contract. For each contribution, we consider the contract year in which we receive that contribution to be “contract year 1”. See Appendix, “State contract availability and/or variations of certain features and benefits” in this prospectus for more information.

Contract Year
1	2	3	4	5	6	7	8+
7.00%	6.00%	5.00%	4.00%	3.00%	2.00%	1.00%	0.00%
(2)	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.
(3)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The current maximum charge for each service is $90. We may discontinue these services at any time.

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the account value is removed from an investment option or from the contract before the expiration of a specified period.

Adjustments
Fixed Maturity Option Maximum Potential Loss Due to Market Value Adjustment (as a percentage of Account value withdrawn from the Fixed Maturity Option) (1)	100%

(1)
A market value adjustment will apply to withdrawals, transfers, surrender of your contract, or when we make deductions for charges from a fixed maturity option before the maturity date. The actual amount of the Market Value Adjustment is determined by a formula that depends on, among other things, the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and the length of time remaining until the maturity date. In general, the maximum loss would occur if there is a total distribution for a fixed maturity option a significant time prior to the maturity date and interest rates have risen dramatically from the time that you originally allocate an amount to the fixed maturity option to the time that you take the withdrawal. See “Fixed maturity options” under “Purchasing the contract” for more information.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses).

Annual Contract Expenses
Annual Administrative Charge (1)	$65 (2)
Base Contract Expenses (as an percentage of daily net assets in the variable investment options)	2.00% (3)

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is $30. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. During the first two contract years, this charge, if it applies, is equal to the lesser of $30 or 2% of your account value plus any amount previously withdrawn during the contract year.

(2)	There is no administrative charge if your account value is $25,000 or more for NQ contracts (or $20,000 or more for IRA contracts) on the last day of your contract year.
(3)	The current range for the Base Contract Expenses is 0.95% to 2.00%.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See “Appendix: Investment options available under the contract.”

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses) *	0.54%	3.04%

*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025.

Example

This Example is intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

This Example assumes all account value is allocated to the variable investment options. This example does not reflect market value adjustments. Your costs could differ from those shown below if you invest in the fixed maturity options.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year
and assumes the most expensive combination of annual Portfolio expenses and optional benefits available at their maximum charge.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$11,574	$20,290	$28,967	$52,230	$5,292	$15,830	$26,306	$52,230

Transaction Expenses [Table Text Block]

The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering, or making withdrawals from an investment option or from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year
based on the investment options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or make certain withdrawals from an investment option or from the contract, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	7.00%
Transfer Fee	None
Third Party Transfer or Exchange Fee (2)	$65
Special Service Charges (3)	$90

(1)
The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges, expenses, and adjustments” in this prospectus. The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal or surrender your contract. For each contribution, we consider the contract year in which we receive that contribution to be “contract year 1”. See Appendix, “State contract availability and/or variations of certain features and benefits” in this prospectus for more information.

Contract Year
1	2	3	4	5	6	7	8+
7.00%	6.00%	5.00%	4.00%	3.00%	2.00%	1.00%	0.00%
(2)	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.
(3)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The current maximum charge for each service is $90. We may discontinue these services at any time.

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	7.00%	[3]
Deferred Sales Load, Footnotes [Text Block]

(1)
The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges, expenses, and adjustments” in this prospectus. The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal or surrender your contract. For each contribution, we consider the contract year in which we receive that contribution to be “contract year 1”. See Appendix, “State contract availability and/or variations of certain features and benefits” in this prospectus for more information.

Contract Year
1	2	3	4	5	6	7	8+
7.00%	6.00%	5.00%	4.00%	3.00%	2.00%	1.00%	0.00%

Transfer Fee, Current [Dollars]	$ 0
Contract Adjustments, Fee Table [Table Text Block]
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the account value is removed from an investment option or from the contract before the expiration of a specified period.

Adjustments
Fixed Maturity Option Maximum Potential Loss Due to Market Value Adjustment (as a percentage of Account value withdrawn from the Fixed Maturity Option) (1)	100%

(1)
A market value adjustment will apply to withdrawals, transfers, surrender of your contract, or when we make deductions for charges from a fixed maturity option before the maturity date. The actual amount of the Market Value Adjustment is determined by a formula that depends on, among other things, the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and the length of time remaining until the maturity date. In general, the maximum loss would occur if there is a total distribution for a fixed maturity option a significant time prior to the maturity date and interest rates have risen dramatically from the time that you originally allocate an amount to the fixed maturity option to the time that you take the withdrawal. See “Fixed maturity options” under “Purchasing the contract” for more information.

Contract Adjustment, Maximum Potential Loss Over Amount Withdrawn [Percent]	100.00%
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses).

Annual Contract Expenses
Annual Administrative Charge (1)	$65 (2)
Base Contract Expenses (as an percentage of daily net assets in the variable investment options)	2.00% (3)

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is $30. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. During the first two contract years, this charge, if it applies, is equal to the lesser of $30 or 2% of your account value plus any amount previously withdrawn during the contract year.

(2)	There is no administrative charge if your account value is $25,000 or more for NQ contracts (or $20,000 or more for IRA contracts) on the last day of your contract year.
(3)	The current range for the Base Contract Expenses is 0.95% to 2.00%.

Administrative Expense, Current [Dollars]	$ 65	[4],[5]
Administrative Expense, Footnotes [Text Block]

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is $30. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. During the first two contract years, this charge, if it applies, is equal to the lesser of $30 or 2% of your account value plus any amount previously withdrawn during the contract year.

(2)	There is no administrative charge if your account value is $25,000 or more for NQ contracts (or $20,000 or more for IRA contracts) on the last day of your contract year.

Base Contract Expense (of Average Account Value), Current [Percent]	2.00%	[6]
Base Contract Expense, Footnotes [Text Block]
(3)	The current range for the Base Contract Expenses is 0.95% to 2.00%.

Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See “Appendix: Investment options available under the contract.”

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses) *	0.54%	3.04%

*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025.

Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses)
Portfolio Company Expenses Minimum [Percent]	0.54%	[7]
Portfolio Company Expenses Maximum [Percent]	3.04%	[7]
Portfolio Company Expenses, Footnotes [Text Block]
*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025.

Surrender Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

This Example assumes all account value is allocated to the variable investment options. This example does not reflect market value adjustments. Your costs could differ from those shown below if you invest in the fixed maturity options.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year
and assumes the most expensive combination of annual Portfolio expenses and optional benefits available at their maximum charge.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$11,574	$20,290	$28,967	$52,230	$5,292	$15,830	$26,306	$52,230

Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,574
Surrender Expense, 3 Years, Maximum [Dollars]	20,290
Surrender Expense, 5 Years, Maximum [Dollars]	28,967
Surrender Expense, 10 Years, Maximum [Dollars]	$ 52,230
Annuitize Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

This Example assumes all account value is allocated to the variable investment options. This example does not reflect market value adjustments. Your costs could differ from those shown below if you invest in the fixed maturity options.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year
and assumes the most expensive combination of annual Portfolio expenses and optional benefits available at their maximum charge.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$11,574	$20,290	$28,967	$52,230	$5,292	$15,830	$26,306	$52,230

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 11,574
Annuitized Expense, 3 Years, Maximum [Dollars]	20,290
Annuitized Expense, 5 Years, Maximum [Dollars]	28,967
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 52,230
No Surrender Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

This Example assumes all account value is allocated to the variable investment options. This example does not reflect market value adjustments. Your costs could differ from those shown below if you invest in the fixed maturity options.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year
and assumes the most expensive combination of annual Portfolio expenses and optional benefits available at their maximum charge.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$11,574	$20,290	$28,967	$52,230	$5,292	$15,830	$26,306	$52,230

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,292
No Surrender Expense, 3 Years, Maximum [Dollars]	15,830
No Surrender Expense, 5 Years, Maximum [Dollars]	26,306
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 52,230
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
3.
Principal risks of investing in the contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this prospectus.

Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Insurance company risk

No company other than Equitable Financial Life Insurance Company has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the fixed maturity options. The general obligations under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Risks Associated with the Fixed Maturity Options

An allocation to a fixed maturity option has various risks associated with it.

Please be aware that a market value adjustment could result in a significant loss of principal and previously credited interest. In certain extreme circumstances, it is theoretically possible to lose 100% of your investment. Specifically:

•	If you make any withdrawal (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment. The market value adjustment may be negative.

•	If there is a market value adjustment and interest rates have increased from the time that you originally allocated to a fixed maturity option to the time that you take the withdrawal (including transfers, surrender or termination of your contract, or when we make deductions for charges), the market value adjustment will be negative and will reduce your value in the fixed maturity option.

•	The amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option’s maturity date.
•	Therefore, it is possible that a negative market value adjustment could greatly reduce your value in the fixed maturity options, particularly in fixed maturity options with later maturity dates.

If we deduct all or a portion of a fee or charge from a fixed maturity option, a market value adjustment will apply to that deduction from the fixed maturity option. If the market value adjustment is negative, it will reduce your value in the fixed maturity option.

No company other than us has any legal responsibility to pay amounts that the Company owes under the contract and fixed maturity option. An owner should look to the financial strength of the Company for its claims-paying ability.

Risk associated with taking an early withdrawal

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Withdrawals could significantly reduce the minimum death benefit by an amount greater than the value withdrawn.

Withdrawals may be subject to Withdrawal Charges, negative Market Value Adjustments (see
Risks associated with the Fixed Maturity Options
), loss of interest and the possibility of adverse tax consequences.

Insurance company
risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the fixed maturity options. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, inherited IRA, inherited Roth IRA, traditional IRA or, Roth IRA. We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Contract Changes Risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain investment options, contract benefits, and other contract features based on issue age or other criteria established by the selling broker-dealer. For example, your financial professional may not recommend a particular investment option or contract benefit to you that is described in this prospectus. Before you purchase the contract, you should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional. If a particular feature that interests you is not recommended through your broker dealer, you may want to contact us to explore its availability.
Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk associated with taking a loan

Loans will decrease your account value and death benefit, and loaned amounts will not participate in the investment experience of your investment options. There may be adverse tax consequences associated with taking a loan from your contract.

Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risk

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as
COVID-19,
could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]
7.
Charges, expenses, and adjustments

Charges under the contracts

Base contract expenses

Charge against the Separate Account

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

•	A mortality and expense risks charge.

•	A charge for other expenses.

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

•	on the last day of the contract year — an annual administrative charge, if applicable.

•	charge for third-party transfer or exchange.

•	charges for certain optional special services.

•	at the time you make certain withdrawals or surrender your contract, or your contract is terminated — a withdrawal charge.

•	at the time annuity payments are to begin — charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See “Group or sponsored arrangements” below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

Mortality and expense risks charge

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is currently equivalent to an annual rate of 0.70% (1.65% maximum) of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

Charge for other expenses

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is currently equivalent to an annual rate of 0.25% (0.35% maximum) of net assets in each variable investment option.

The combined charge for mortality and expense risks and for other expenses is guaranteed not to exceed a total annual rate of 2.00%.

Annual administrative charge

We deduct an administrative charge from your account value on the last business day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. We deduct the charge if your account value on the last business day of the contract year is less than $25,000 under NQ contracts and $20,000 under IRA contracts. If your account value on such date is $25,000 or more for NQ ($20,000 or more for IRA) contracts, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during the contract year. The charge is currently $30 for contract years three and later. We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually.

The charge is deducted pro rata from the variable investment options. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals, and as such, will result in a market value adjustment.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST
®
contract/certificate having an account value that, when combined with the account value of other EQUI-VEST
®
contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST
®
contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.

Charge for third-party transfer or exchange

We impose a charge for making a direct transfer of amounts from your contract to a third party, such as in the case of a trustee-to-trustee
transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. In either case, we will deduct from your account value any withdrawal charge that applies and a charge of $65 for each direct transfer or exchange. This charge will never exceed 2% of the amount disbursed or transferred. We will deduct this charge and any withdrawal charge that applies from your account value.

Withdrawal charge

A withdrawal charge may apply in the following circumstances: (1) you make one or more withdrawals during a contract year; (2) you surrender your contract to receive its cash value; (3) we terminate your contract; or (4) you annuitize your contract and elect a non-life contingent annuity option. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.

The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

	Contract year
	1	2	3	4	5	6	7	8+

Percentage of contribution	7%	6%	5%	4%	3%	2%	1%	0%

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as “contract year 1.” Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under most NQ contracts as withdrawn first. See “Tax information” in this prospectus. In the case of contract surrender, the free withdrawal amount is taken into account when calculating the amount of the withdrawal.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment will apply. See “Fixed maturity options” under “Purchasing the contract” for more information.

The withdrawal charge does not apply in the circumstances described below.

10% free withdrawal amount.
Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

Death and purchase of annuity.
The withdrawal charge does not apply if:

•	the annuitant dies and a death benefit is payable to the beneficiary.

•	we receive a properly completed election form providing for the entire account value to be used to buy a life contingent annuity or a non-life
annuity with a period certain for a term of at least ten years.

Applicable only to contracts sold to employees of Oce Business Services, Inc. who qualify for Oce Business Services, Inc. — Supplemental Incentive Plan (“SIP”)

No withdrawal charges will apply if the Annuitant has completed at least 6 contract years and has attained age 59
1
⁄
2
.

Charges for state premium and other applicable taxes

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

Special services charges

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

Wire transfer charge.
We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

Express mail charge.
 We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

Charges that the Trusts deduct

The affiliated and unaffiliated Trusts deduct charges for the following types of fees and expenses:

•	Advisory fees.

•	12b-1 fees.

•	Operating expenses, such as trustees’ fees, independent auditors’ fees, legal counsel fees, administration service fees, custodian fees, and liability insurance.

•	Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of the affiliated Trust and/or shares of unaffiliated Trust portfolios (collectively, the “underlying portfolios”). The underlying portfolios each have their own fees and expenses, including advisory fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trust.

Group or sponsored arrangements

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum contribution requirements. We also may change the minimum death benefit or offer variable investment options that invest in shares of a Trust that are not subject to the
12b-1
fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

Other distribution arrangements

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it will be unfairly discriminatory.

Market Value Adjustments

If you make any withdrawals (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The market value adjustment for amounts withdrawn from a fixed maturity option before maturity could result in up to a 100% loss of your investment in the fixed maturity option in extreme situations. The amount of the adjustment will depend on two factors:

(a)	the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b)	the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option’s maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates. For more information about the market value adjustment, including examples illustrating the operation of the market value adjustment, please see the Statement of Additional Information.

The market value adjustment transfers risk from us to you to protect us from losses on our investments supporting the fixed maturity options if amounts are removed prematurely.

You can obtain the market value adjustment for the fixed maturity options in which you invest by calling (800) 628-6673. This value can fluctuate daily, and the current value quoted may differ from the actual market value adjustment at the time of a transaction. Please see “How to reach us” for more information.

Contract Adjustment, Maximum Potential Loss [Percent]	100.00%
Contract Adjustment, Applicable Transaction [Text Block]	If you make any withdrawals (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option.
Contract Adjustment, Manner Determined [Text Block]	The amount of the adjustment will depend on two factors:
(a)	the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and
(b)	the length of time remaining until the maturity date.

Contract Adjustment, Impact of Adjustment on Interest Credited [Text Block]	In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive.
Contract Adjustment, Purpose [Text Block]	The market value adjustment transfers risk from us to you to protect us from losses on our investments supporting the fixed maturity options if amounts are removed prematurely.
Contract Adjustment, Obtaining Current Value of an Adjustment [Text Block]	You can obtain the market value adjustment for the fixed maturity options in which you invest by calling (800) 628-6673.
Contract Adjustment, Current Value of an Adjustment Fluctuates [Text Block]	This value can fluctuate daily, and the current value quoted may differ from the actual market value adjustment at the time of a transaction. Please see “How to reach us” for more information.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death benefits

This death benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Death benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge		• Withdrawals could significantly reduce or terminate benefit

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with General Dollar Cost Averaging
General Dollar Cost Averaging	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing
Principal assurance allocation	If you select a fixed maturity option, we will specify the portion of your initial contribution to be allocated to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option’s maturity date.	Optional	No Charge		• Only available for annuitant ages 75 or younger when the contract is issued • Withdrawals could significantly reduce amounts

Death Benefit

Payment of Death benefit

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while the contract is in force and the owner and annuitant are alive. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary.

Death benefit

The death benefit is equal to the greater of (i) the account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the annuitant’s death, any required instructions for the method of payment, information and forms necessary to effect payment and (ii) the “minimum death benefit.” The minimum death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges, and any taxes that apply. There is no additional charge for this death benefit.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse’s contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date that your spouse’s contract is issued, and (ii) the “minimum death benefit” as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

How withdrawals affect the minimum death benefit

Depending upon when and the state where your contract is issued, each withdrawal you make will reduce the amount of your current minimum death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn (including the amount of any withdrawal charge deducted from the contract) and we reduce your current minimum death benefit by that same percentage. For example, if your account value is $30,000, and you withdraw $12,000 you have withdrawn 40% of your account value. If your minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new minimum death benefit after the withdrawal would be $24,000 ($40,000-$16,000). As this example shows, the pro rata reduction of the death benefit can be greater than the dollar amount of the withdrawal.
Check with your financial professional.

Effect of the annuitant’s death

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.
Generally, the death of the annuitant terminates the contract. However, if you are both the owner and the annuitant and your spouse is the sole primary beneficiary or the joint owner, the contract can be continued as discussed below under “Successor owner and annuitant.” Only a spouse who is the sole primary beneficiary can be successor owner/annuitant. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. A beneficiary may be able to have limited ownership as discussed under “Beneficiary continuation option”.

Successor owner and annuitant.
 For all contracts, your spouse can elect upon your death to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse’s death.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner and annuitant feature, we will increase the account value to equal your minimum death benefit if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. The minimum death benefit will continue to apply.

When an NQ contract owner dies before the annuitant

Under certain conditions, the owner changes after the original owner’s death for purposes of receiving federal tax law required distributions from the contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, we will automatically make the beneficiary you name to receive the death benefit upon the annuitant’s death your successor owner. If you do not want this beneficiary also to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time while the contract is in force and the owner and annuitant are alive by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

•	the cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (or in a joint ownership situation, the death of the first owner to die).

•	the successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner’s life expectancy). Payments must begin within one year after the non-annuitant
owner’s death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living. An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed under “Beneficiary continuation option” below. The account value must be distributed no later than 5 years after the spouse’s death.

How death benefit payment is made

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen, if the option is permitted under federal tax rules in effect after your death.

If you have not chosen an annuity payout option as of the time of the annuitant’s death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See “Your annuity payout options” in “Accessing your money” in this prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the “Equitable Access Account,” which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Equitable Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

Beneficiary continuation option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts.

The SECURE Act has changed key aspects of post-death distributions from tax qualified and tax favored contracts such as IRAs. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019. We may be required in certain cases to pay benefits faster under existing contracts.

Beneficiary continuation option for traditional IRA and Roth IRA contracts only.

If eligible, your beneficiary can elect to receive payments over your beneficiary’s life expectancy (determined in the calendar year after your death and determined on a term certain basis). This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. These payments must begin no later than December 31st of the calendar year after the year of your death. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may generally stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” in this prospectus under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death in accordance with federal tax rules.

Under the beneficiary continuation option for traditional IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen by an eligible beneficiary.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•	The minimum death benefit will no longer be in effect.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•	Upon the death of your beneficiary, the following distribution rules will apply to the subsequent beneficiary named by your beneficiary: (1) if your beneficiary is an EDB or you died on or before December 31, 2019, the subsequent beneficiary must withdraw any remaining amount within ten years of your beneficiary’s death in accordance with federal tax rules; or (2) if your beneficiary is not an EDB, the subsequent beneficiary must withdraw any remaining amount within 10 years of your death in accordance with federal tax rules. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

Beneficiary continuation option for NQ Contracts only.
 This feature, also known as the “inherited annuity,” may only be elected when the NQ contract owner dies before the date annuity payments are to begin, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, “beneficiary” refers to the successor owner. For a discussion of successor owner, see “When an NQ contract owner dies before the annuitant” earlier in this section.

This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the
“5-year
rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the
5-year
rule, there will be no scheduled payments. Under the
5-year
rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):
•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The contract continues with your name on it for the benefit of your beneficiary.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•	The minimum death benefit will no longer be in effect.

•	If the beneficiary chooses the
“5-year
rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•	Upon the death of your beneficiary, the beneficiary that he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the
5-year
rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If you are both the owner and annuitant:

•	As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the minimum death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

•	No withdrawal charges will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

•	If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

•	The account value will not be reset to the death benefit amount.

•	The withdrawal charge schedule and free withdrawal amount on the contract will continue to be applied to any withdrawal or surrender other than scheduled payments.

•	We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceeds the free withdrawal amount. See “Withdrawal charge” in “Charges, expenses, and adjustments” in this prospectus.

If a contract is jointly owned:

•	The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

•	If the deceased joint owner was also the annuitant, see “If you are both the owner and annuitant” above.

•	If the deceased joint owner was not the annuitant, see “If the owner and annuitant are not the same person” above.

Other benefits

General dollar-cost averaging

Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit’s value is low and fewer units if the unit’s value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

The general dollar-cost averaging feature allows you to have amounts automatically transferred from the EQ/Money Market option to the other variable investment options on a monthly basis. In order to elect the general dollar-cost averaging option you must have a minimum of $2,000 in the EQ/Money Market option on the date we receive your election form at our processing office. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the EQ/Money Market option have been transferred out.

The minimum amount that we will transfer each month is $50. The maximum amount we will transfer is equal to your value in the EQ/Money Market option at the time the program is elected, divided by the number of transfers scheduled to be made.
If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. General dollar-cost averaging will then end. You may change the transfer amount once each contract year, or cancel this program at any time.

You may not elect dollar-cost averaging if you are participating in the rebalancing program.

Rebalancing your account value

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, instructing us:

(a)	the percentage you want invested in each variable investment option (whole percentages only), and

(b)	how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 variable investment options.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.

To be eligible, you must have at least $5,000 of account value in the variable investment options. We may waive this $5,000 requirement. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while the rebalancing program is in effect, we will process the transfer as requested; the rebalancing program will remain in effect unless you request that it be cancelled in writing.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your variable investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

You may not elect the rebalancing program if you are participating in the dollar-cost averaging program. Rebalancing is not available for amounts you have allocated in the fixed maturity options.

Allocating your contributions

You may choose from among two ways to allocate your contributions: self-directed and principal assurance.

Self-directed allocation

You may allocate your contributions to one or more, or all of the investment options. However, you may not allocate more than one contribution to any one fixed maturity option. If the annuitant is age 76 or older, you may only allocate contributions to fixed maturity options with maturities of five years or less. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Additional contributions are allocated according to instructions on file unless you provide us with new instructions. Once your contributions are allocated to the investment options they become part of your account value. We discuss account value in “Determining your contract’s value” in this prospectus.

Principal assurance allocation

Under this allocation program, you select a fixed maturity option and we specify the portion of your initial contribution to be allocated to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option’s maturity date. The maturity date you select generally may not be later than 10 years, or earlier than 7 years from your contract date. You allocate the rest of your contribution to the variable investment options however you choose.

For example, if your initial contribution is $10,000, and on February 16, 2026 you chose the fixed maturity option with a maturity date of June 15, 2034, since the rate to maturity was 3.05% on February 16, 2026, we would have allocated $7,554 to that fixed maturity option and the balance to your choice of variable investment options. On the maturity date your value in the fixed maturity option would be $10,000.

The principal assurance allocation is only available for annuitant ages 75 or younger when the contract is issued. If you are purchasing an EQUI-VEST
®
Express
SM
traditional IRA contract, before you select a maturity year that would extend beyond the year in which you will reach the applicable age (as described under “Tax Information” later in this prospectus), you should consider whether your value in the variable investment options, or your other traditional IRA funds, are sufficient to meet your required minimum distributions.

The contract is between you and the Company. The contract is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the
owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your Equitable Advisors, LLC (“Equitable Advisors”) financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than Equitable Advisors, you should speak with him/her regarding any different arrangements that may apply.

Benefits Available [Table Text Block]

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death benefits

This death benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Death benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge		• Withdrawals could significantly reduce or terminate benefit

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with General Dollar Cost Averaging
General Dollar Cost Averaging	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing
Principal assurance allocation	If you select a fixed maturity option, we will specify the portion of your initial contribution to be allocated to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option’s maturity date.	Optional	No Charge		• Only available for annuitant ages 75 or younger when the contract is issued • Withdrawals could significantly reduce amounts

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix: Investment options available under the contract

(a) Variable investment options

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146650. You can request this information at no cost by calling
877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90	%^	15.79%	2.91%	8.89%
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95	%^	13.04%	11.25%	8.85%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29	%^	15.91%	7.70%	5.38%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%		12.82%	11.24%	10.77%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.02	%^	7.54%	3.92%	5.41%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.23	%^	6.11%	13.44%	11.19%
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%		13.95%	10.21%	10.74%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.90%		17.23%	13.04%	13.83%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		9.32%	4.40%	8.33%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85	%^	3.31%	7.06%	9.21%
Equity	EQ/500 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.80%		13.33%	12.43%	13.15%
Asset Allocation	EQ/AB Dynamic Moderate Growth Δ — EIMG ; AllianceBernstein L.P.	1.13%		13.46%	6.31%	6.12%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		9.21%	3.43%	10.10%
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.15%		12.97%	7.79%	9.47%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.01%		12.17%	7.61%	9.04%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25	%^	17.18%	7.12%	8.28%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00	%^	8.72%	8.64%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.97%		10.05%	4.68%	6.08%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.95	%^	19.83%	13.80%	15.00%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00	%^	7.69%	10.47%	13.63%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.06	%^	7.66%	8.42%	12.21%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67	%^	16.28%	12.50%	13.55%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00	%^	7.48%	1.74%	3.11%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.97%		9.32%	3.76%	5.10%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%		7.86%	1.93%	3.12%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	1.09%		9.06%	3.38%	4.94%
Fixed Income	EQ/Core Bond Index (1) — EIMG ; SSGA Funds Management, Inc.	0.62	%^	6.43%	0.35%	1.70%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93	%^	8.58%	-0.68%	2.17%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20	%^	33.46%	4.64%	7.73%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.53	%^	17.23%	13.79%	14.15%
Equity	EQ/Fidelity Institutional AM ® Large Cap — EIMG ; FIAM LLC	0.87	%^	18.34%	13.86%	—
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05	%^	7.06%	6.11%	8.71%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.08	%^	19.14%	8.33%	9.47%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09	%^	9.22%	9.66%	—
Fixed Income	EQ/Intermediate Government Bond (1) — EIMG ; SSGA Funds Management, Inc.	0.62	%^	5.54%	0.30%	1.15%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		26.12%	7.52%	7.48%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72	%^	31.46%	9.91%	8.07%
Equity	EQ/International Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.86%		25.90%	7.28%	6.92%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.04%		26.66%	7.75%	6.77%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00	%^	16.93%	14.99%	11.71%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10	%^	15.40%	6.95%	10.59%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%		15.93%	7.11%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.04%		8.05%	7.06%	10.61%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96	%^	14.76%	9.43%	14.08%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.95%		15.40%	12.77%	12.08%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.88%		10.88%	12.03%	12.83%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		17.74%	14.51%	17.26%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%		11.06%	11.64%	15.01%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		15.04%	10.52%	9.77%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.86%		10.62%	9.69%	9.56%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35	%^	42.06%	10.84%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.03	%^	13.08%	12.72%	15.87%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	20.90%	6.90%	9.61%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15	%^	32.95%	6.99%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	5.60%	5.09%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%		16.24%	12.06%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05	%^	14.65%	7.33%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64	%^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		4.98%	7.62%	8.20%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%		10.25%	4.14%	5.78%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	0.98%		10.83%	5.67%	7.08%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.11%		11.50%	5.88%	7.67%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.67%		3.66%	2.79%	1.73%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15	%^	7.39%	-0.01%	12.95%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.74	%^	5.52%	-0.90%	2.48%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.80	%^	4.47%	2.93%	2.32%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.82%		6.32%	-0.19%	1.31%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%		12.57%	6.16%	9.44%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.91%		11.01%	8.65%	8.47%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19	%^	12.17%	17.90%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10	%^	12.03%	4.95%	6.85%
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15	%^	14.37%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10	%^	13.43%	—	—
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	0.99%		16.30%	11.47%	15.66%
Fixed Income	Multimanager Core Bond (1) — EIMG ; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.93	%^	7.11%	-0.27%	1.72%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23	%^	25.87%	12.46%	19.41%
Asset Allocation	Target 2015 Allocation — EIMG	1.10	%^	9.41%	2.84%	5.08%
Asset Allocation	Target 2025 Allocation — EIMG	1.10	%^	13.12%	5.57%	7.41%
Asset Allocation	Target 2035 Allocation — EIMG	1.05%		15.70%	7.50%	8.95%
Asset Allocation	Target 2045 Allocation — EIMG	1.03%		16.81%	8.58%	9.86%
Asset Allocation	Target 2055 Allocation — EIMG	1.10	%^	17.90%	9.51%	10.81%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques (including Fund of Fund Portfolios that invest in other Portfolios that utilize volatility management techniques) that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)
Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Unaffiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	American Funds Insurance Series ® The Bond Fund of America ® — Capital Research and Management Company	0.72%^	6.98%	-0.38%	2.11%
Fixed Income	Fidelity ® VIP Investment Grade Bond Portfolio — Fidelity Management and Research Company (FMR)	0.62%	6.93%	-0.21%	2.45%
Equity	MFS ® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.97%^	9.61%	9.74%	13.98%
Fixed Income	Nomura VIP High Income Series — Delaware Management Company; Nomura Corporate Research and Asset Management Inc.	0.97%	7.17%	3.73%	5.56%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.32%	36.17%	10.24%	8.06%
^	This Portfolio’s annual expenses reflect temporary fee reductions.

Variable Option [Line Items]
Prospectuses Available [Text Block]
The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146650. You can request this information at no cost by calling
877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

Portfolio Companies [Table Text Block]
Affiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90	%^	15.79%	2.91%	8.89%
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95	%^	13.04%	11.25%	8.85%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29	%^	15.91%	7.70%	5.38%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%		12.82%	11.24%	10.77%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.02	%^	7.54%	3.92%	5.41%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.23	%^	6.11%	13.44%	11.19%
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%		13.95%	10.21%	10.74%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.90%		17.23%	13.04%	13.83%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		9.32%	4.40%	8.33%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85	%^	3.31%	7.06%	9.21%
Equity	EQ/500 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.80%		13.33%	12.43%	13.15%
Asset Allocation	EQ/AB Dynamic Moderate Growth Δ — EIMG ; AllianceBernstein L.P.	1.13%		13.46%	6.31%	6.12%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		9.21%	3.43%	10.10%
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.15%		12.97%	7.79%	9.47%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.01%		12.17%	7.61%	9.04%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25	%^	17.18%	7.12%	8.28%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00	%^	8.72%	8.64%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.97%		10.05%	4.68%	6.08%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.95	%^	19.83%	13.80%	15.00%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00	%^	7.69%	10.47%	13.63%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.06	%^	7.66%	8.42%	12.21%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67	%^	16.28%	12.50%	13.55%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00	%^	7.48%	1.74%	3.11%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.97%		9.32%	3.76%	5.10%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%		7.86%	1.93%	3.12%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	1.09%		9.06%	3.38%	4.94%
Fixed Income	EQ/Core Bond Index (1) — EIMG ; SSGA Funds Management, Inc.	0.62	%^	6.43%	0.35%	1.70%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93	%^	8.58%	-0.68%	2.17%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20	%^	33.46%	4.64%	7.73%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.53	%^	17.23%	13.79%	14.15%
Equity	EQ/Fidelity Institutional AM ® Large Cap — EIMG ; FIAM LLC	0.87	%^	18.34%	13.86%	—
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05	%^	7.06%	6.11%	8.71%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.08	%^	19.14%	8.33%	9.47%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09	%^	9.22%	9.66%	—
Fixed Income	EQ/Intermediate Government Bond (1) — EIMG ; SSGA Funds Management, Inc.	0.62	%^	5.54%	0.30%	1.15%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		26.12%	7.52%	7.48%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72	%^	31.46%	9.91%	8.07%
Equity	EQ/International Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.86%		25.90%	7.28%	6.92%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.04%		26.66%	7.75%	6.77%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00	%^	16.93%	14.99%	11.71%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10	%^	15.40%	6.95%	10.59%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%		15.93%	7.11%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.04%		8.05%	7.06%	10.61%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96	%^	14.76%	9.43%	14.08%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.95%		15.40%	12.77%	12.08%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.88%		10.88%	12.03%	12.83%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		17.74%	14.51%	17.26%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%		11.06%	11.64%	15.01%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		15.04%	10.52%	9.77%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.86%		10.62%	9.69%	9.56%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35	%^	42.06%	10.84%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.03	%^	13.08%	12.72%	15.87%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	20.90%	6.90%	9.61%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15	%^	32.95%	6.99%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	5.60%	5.09%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%		16.24%	12.06%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05	%^	14.65%	7.33%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64	%^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		4.98%	7.62%	8.20%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%		10.25%	4.14%	5.78%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	0.98%		10.83%	5.67%	7.08%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.11%		11.50%	5.88%	7.67%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.67%		3.66%	2.79%	1.73%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15	%^	7.39%	-0.01%	12.95%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.74	%^	5.52%	-0.90%	2.48%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.80	%^	4.47%	2.93%	2.32%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.82%		6.32%	-0.19%	1.31%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%		12.57%	6.16%	9.44%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.91%		11.01%	8.65%	8.47%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19	%^	12.17%	17.90%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10	%^	12.03%	4.95%	6.85%
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15	%^	14.37%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10	%^	13.43%	—	—
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	0.99%		16.30%	11.47%	15.66%
Fixed Income	Multimanager Core Bond (1) — EIMG ; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.93	%^	7.11%	-0.27%	1.72%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23	%^	25.87%	12.46%	19.41%
Asset Allocation	Target 2015 Allocation — EIMG	1.10	%^	9.41%	2.84%	5.08%
Asset Allocation	Target 2025 Allocation — EIMG	1.10	%^	13.12%	5.57%	7.41%
Asset Allocation	Target 2035 Allocation — EIMG	1.05%		15.70%	7.50%	8.95%
Asset Allocation	Target 2045 Allocation — EIMG	1.03%		16.81%	8.58%	9.86%
Asset Allocation	Target 2055 Allocation — EIMG	1.10	%^	17.90%	9.51%	10.81%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques (including Fund of Fund Portfolios that invest in other Portfolios that utilize volatility management techniques) that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)
Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Unaffiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	American Funds Insurance Series ® The Bond Fund of America ® — Capital Research and Management Company	0.72%^	6.98%	-0.38%	2.11%
Fixed Income	Fidelity ® VIP Investment Grade Bond Portfolio — Fidelity Management and Research Company (FMR)	0.62%	6.93%	-0.21%	2.45%
Equity	MFS ® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.97%^	9.61%	9.74%	13.98%
Fixed Income	Nomura VIP High Income Series — Delaware Management Company; Nomura Corporate Research and Asset Management Inc.	0.97%	7.17%	3.73%	5.56%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.32%	36.17%	10.24%	8.06%
^	This Portfolio’s annual expenses reflect temporary fee reductions.

Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]
The following is a list of Fixed investment options currently available under the contract. We may change the features of the Fixed investment options listed below, offer new Fixed investment options, and terminate existing Fixed investment options. We will provide you with written notice before doing so.

Note: If amounts are removed from a Fixed investment options before the end of its term, we may apply a market value adjustment. This may result in a significant reduction in your account value.

Fixed Options Available [Table Text Block]
(b) Fixed investment options

The following is a list of Fixed investment options currently available under the contract. We may change the features of the Fixed investment options listed below, offer new Fixed investment options, and terminate existing Fixed investment options. We will provide you with written notice before doing so.

Note: If amounts are removed from a Fixed investment options before the end of its term, we may apply a market value adjustment. This may result in a significant reduction in your account value.

Name	Term	Minimum Guaranteed Rate of Interest
Principal assurance allocation	7 years to 10 years	3.0%
General dollar-cost averaging	N/A	N/A
Fixed Maturity Options	1 year to 10 years	3.0%

For more information, please see “Principal assurance allocation” under “Benefits available under the contract” and also “Fixed Maturity Options” under “Purchasing the Contract” and “Market Value Adjustment” under “Charges, Fees, and Adjustments” in this prospectus.

Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]
ITEM 31A.	INFORMATION ABOUT CONTRACTS WITH INDEX-LINKED OPTIONS AND FIXED OPTIONS SUBJECT TO A CONTRACT ADJUSTMENT.

(a)
For any Contract with Index-Linked Options and/or Fixed Options subject to a Contract Adjustment offered through this
registration statement, provide the information required by the following table as of
December
31 of the prior calendar year.

Name of the Contract	Number of Contracts Outstanding	Total value attributable to the Index- Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Equi-Vest Express (Series 700)	4,414	$233,100	0	$1,544,997	$37,846,609	Yes
Equi-Vest Express (Series 701)	N/A	N/A	N/A	N/A	N/A	N/A

(b)	Exhibit (27)(r) Historical Current Limits on Index Gains. Not Applicable.

Non-variable Annuities [Line Items]
Non-variable Annuities, Name	Equi-Vest Express (Series 700)
Non-variable Annuities, Number Outstanding | Contracts	4,414
Non-variable Annuities, Total Value	$ 233,100
Non-variable Annuities, Number Sold | Year	0
Non-variable Annuities, Gross Premiums	$ 1,544,997
Non-variable Annuities, Value Redeemed	$ 37,846,609
Non-variable Annuities, Combination [Flag]	true
C000257554 [Member] | 1290 VT Convertible Securities [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT Convertible Securities
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.90%	[8]
Average Annual Total Returns, 1 Year [Percent]	15.79%
Average Annual Total Returns, 5 Years [Percent]	2.91%
Average Annual Total Returns, 10 Years [Percent]	8.89%
C000257554 [Member] | 1290 VT Equity Income [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Equity Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors
Current Expenses [Percent]	0.95%	[8]
Average Annual Total Returns, 1 Year [Percent]	13.04%
Average Annual Total Returns, 5 Years [Percent]	11.25%
Average Annual Total Returns, 10 Years [Percent]	8.85%
C000257554 [Member] | 1290 VT GAMCO Mergers & Acquisitions [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT GAMCO Mergers & Acquisitions
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.29%	[8]
Average Annual Total Returns, 1 Year [Percent]	15.91%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	5.38%
C000257554 [Member] | 1290 VT GAMCO Small Company Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT GAMCO Small Company Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	12.82%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	10.77%
C000257554 [Member] | 1290 VT High Yield Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	1290 VT High Yield Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc., Post Advisory Group, LLC
Current Expenses [Percent]	1.02%	[8]
Average Annual Total Returns, 1 Year [Percent]	7.54%
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]	5.41%
C000257554 [Member] | 1290 VT Small Cap Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Small Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC
Current Expenses [Percent]	1.23%	[8]
Average Annual Total Returns, 1 Year [Percent]	6.11%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	11.19%
C000257554 [Member] | 1290 VT SmartBeta Equity ESG [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT SmartBeta Equity ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	13.95%
Average Annual Total Returns, 5 Years [Percent]	10.21%
Average Annual Total Returns, 10 Years [Percent]	10.74%
C000257554 [Member] | 1290 VT Socially Responsible [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Socially Responsible
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	17.23%
Average Annual Total Returns, 5 Years [Percent]	13.04%
Average Annual Total Returns, 10 Years [Percent]	13.83%
C000257554 [Member] | EQ/2000 Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/2000 Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	9.32%
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	8.33%
C000257554 [Member] | EQ/400 Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/400 Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.85%	[8]
Average Annual Total Returns, 1 Year [Percent]	3.31%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	9.21%
C000257554 [Member] | EQ/500 Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/500 Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	13.33%
Average Annual Total Returns, 5 Years [Percent]	12.43%
Average Annual Total Returns, 10 Years [Percent]	13.15%
C000257554 [Member] | EQ/AB Dynamic Moderate Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/AB Dynamic Moderate Growth	[10]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.46%
Average Annual Total Returns, 5 Years [Percent]	6.31%
Average Annual Total Returns, 10 Years [Percent]	6.12%
C000257554 [Member] | EQ/AB Small Cap Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	9.21%
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	10.10%
C000257554 [Member] | EQ/Aggressive Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	12.97%
Average Annual Total Returns, 5 Years [Percent]	7.79%
Average Annual Total Returns, 10 Years [Percent]	9.47%
C000257554 [Member] | EQ/Aggressive Growth Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Growth Strategy	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	12.17%
Average Annual Total Returns, 5 Years [Percent]	7.61%
Average Annual Total Returns, 10 Years [Percent]	9.04%
C000257554 [Member] | EQ/All Asset Growth Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/All Asset Growth Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.25%	[8]
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	7.12%
Average Annual Total Returns, 10 Years [Percent]	8.28%
C000257554 [Member] | EQ/American Century Mid Cap Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/American Century Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.00%	[8]
Average Annual Total Returns, 1 Year [Percent]	8.72%
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000257554 [Member] | EQ/Balanced Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Balanced Strategy	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	10.05%
Average Annual Total Returns, 5 Years [Percent]	4.68%
Average Annual Total Returns, 10 Years [Percent]	6.08%
C000257554 [Member] | EQ/Capital Group Research [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Capital Group Research
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Capital International, Inc.
Current Expenses [Percent]	0.95%	[8]
Average Annual Total Returns, 1 Year [Percent]	19.83%
Average Annual Total Returns, 5 Years [Percent]	13.80%
Average Annual Total Returns, 10 Years [Percent]	15.00%
C000257554 [Member] | EQ/ClearBridge Large Cap Growth ESG [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ClearBridge Large Cap Growth ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.00%	[8]
Average Annual Total Returns, 1 Year [Percent]	7.69%
Average Annual Total Returns, 5 Years [Percent]	10.47%
Average Annual Total Returns, 10 Years [Percent]	13.63%
C000257554 [Member] | EQ/ClearBridge Select Equity Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ClearBridge Select Equity Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, ClearBridge Investments, LLC
Current Expenses [Percent]	1.06%	[8]
Average Annual Total Returns, 1 Year [Percent]	7.66%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	12.21%
C000257554 [Member] | EQ/Common Stock Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Common Stock Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.67%	[8]
Average Annual Total Returns, 1 Year [Percent]	16.28%
Average Annual Total Returns, 5 Years [Percent]	12.50%
Average Annual Total Returns, 10 Years [Percent]	13.55%
C000257554 [Member] | EQ/Conservative Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.00%	[8]
Average Annual Total Returns, 1 Year [Percent]	7.48%
Average Annual Total Returns, 5 Years [Percent]	1.74%
Average Annual Total Returns, 10 Years [Percent]	3.11%
C000257554 [Member] | EQ/Conservative Growth Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Growth Strategy	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	9.32%
Average Annual Total Returns, 5 Years [Percent]	3.76%
Average Annual Total Returns, 10 Years [Percent]	5.10%
C000257554 [Member] | EQ/Conservative Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Strategy	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	7.86%
Average Annual Total Returns, 5 Years [Percent]	1.93%
Average Annual Total Returns, 10 Years [Percent]	3.12%
C000257554 [Member] | EQ/Conservative-Plus Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative-Plus Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	9.06%
Average Annual Total Returns, 5 Years [Percent]	3.38%
Average Annual Total Returns, 10 Years [Percent]	4.94%
C000257554 [Member] | EQ/Core Bond Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Bond Index	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[8]
Average Annual Total Returns, 1 Year [Percent]	6.43%
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	1.70%
C000257554 [Member] | EQ/Core Plus Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Plus Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.93%	[8]
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	(0.68%)
Average Annual Total Returns, 10 Years [Percent]	2.17%
C000257554 [Member] | EQ/Emerging Markets Equity PLUS [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Emerging Markets Equity PLUS
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., EARNEST Partners, LLC
Current Expenses [Percent]	1.20%	[8]
Average Annual Total Returns, 1 Year [Percent]	33.46%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	7.73%
C000257554 [Member] | EQ/Equity 500 Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Equity 500 Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.53%	[8]
Average Annual Total Returns, 1 Year [Percent]	17.23%
Average Annual Total Returns, 5 Years [Percent]	13.79%
Average Annual Total Returns, 10 Years [Percent]	14.15%
C000257554 [Member] | EQ/Fidelity Institutional AM® Large Cap [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Fidelity Institutional AM ® Large Cap
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	0.87%	[8]
Average Annual Total Returns, 1 Year [Percent]	18.34%
Average Annual Total Returns, 5 Years [Percent]	13.86%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000257554 [Member] | EQ/Franklin Small Cap Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Franklin Small Cap Value Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.05%	[8]
Average Annual Total Returns, 1 Year [Percent]	7.06%
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	8.71%
C000257554 [Member] | EQ/Global Equity Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Global Equity Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.08%	[8]
Average Annual Total Returns, 1 Year [Percent]	19.14%
Average Annual Total Returns, 5 Years [Percent]	8.33%
Average Annual Total Returns, 10 Years [Percent]	9.47%
C000257554 [Member] | EQ/Goldman Sachs Mid Cap Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.09%	[8]
Average Annual Total Returns, 1 Year [Percent]	9.22%
Average Annual Total Returns, 5 Years [Percent]	9.66%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000257554 [Member] | EQ/Intermediate Government Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Intermediate Government Bond	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[8]
Average Annual Total Returns, 1 Year [Percent]	5.54%
Average Annual Total Returns, 5 Years [Percent]	0.30%
Average Annual Total Returns, 10 Years [Percent]	1.15%
C000257554 [Member] | EQ/International Core Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Core Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	26.12%
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	7.48%
C000257554 [Member] | EQ/International Equity Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Equity Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.72%	[8]
Average Annual Total Returns, 1 Year [Percent]	31.46%
Average Annual Total Returns, 5 Years [Percent]	9.91%
Average Annual Total Returns, 10 Years [Percent]	8.07%
C000257554 [Member] | EQ/International Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	25.90%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	6.92%
C000257554 [Member] | EQ/International Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Value Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Harris Associates LP
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	26.66%
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]	6.77%
C000257554 [Member] | EQ/Invesco Comstock [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Comstock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%	[8]
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	14.99%
Average Annual Total Returns, 10 Years [Percent]	11.71%
C000257554 [Member] | EQ/Invesco Global [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Global
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	15.40%
Average Annual Total Returns, 5 Years [Percent]	6.95%
Average Annual Total Returns, 10 Years [Percent]	10.59%
C000257554 [Member] | EQ/Invesco Global Real Assets [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Invesco Global Real Assets
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.93%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000257554 [Member] | EQ/Janus Enterprise [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Janus Enterprise
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	8.05%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	10.61%
C000257554 [Member] | EQ/JPMorgan Growth Stock [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Growth Stock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%	[8]
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	14.08%
C000257554 [Member] | EQ/JPMorgan Value Opportunities [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Value Opportunities
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	15.40%
Average Annual Total Returns, 5 Years [Percent]	12.77%
Average Annual Total Returns, 10 Years [Percent]	12.08%
C000257554 [Member] | EQ/Large Cap Core Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Core Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.88%
Average Annual Total Returns, 5 Years [Percent]	12.03%
Average Annual Total Returns, 10 Years [Percent]	12.83%
C000257554 [Member] | EQ/Large Cap Growth Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	17.74%
Average Annual Total Returns, 5 Years [Percent]	14.51%
Average Annual Total Returns, 10 Years [Percent]	17.26%
C000257554 [Member] | EQ/Large Cap Growth Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	11.06%
Average Annual Total Returns, 5 Years [Percent]	11.64%
Average Annual Total Returns, 10 Years [Percent]	15.01%
C000257554 [Member] | EQ/Large Cap Value Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	15.04%
Average Annual Total Returns, 5 Years [Percent]	10.52%
Average Annual Total Returns, 10 Years [Percent]	9.77%
C000257554 [Member] | EQ/Large Cap Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	10.62%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	9.56%
C000257554 [Member] | EQ/Lazard Emerging Markets Equity [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Lazard Emerging Markets Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.35%	[8]
Average Annual Total Returns, 1 Year [Percent]	42.06%
Average Annual Total Returns, 5 Years [Percent]	10.84%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000257554 [Member] | EQ/Loomis Sayles Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Loomis Sayles Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	1.03%	[8]
Average Annual Total Returns, 1 Year [Percent]	13.08%
Average Annual Total Returns, 5 Years [Percent]	12.72%
Average Annual Total Returns, 10 Years [Percent]	15.87%
C000257554 [Member] | EQ/MFS International Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	20.90%
Average Annual Total Returns, 5 Years [Percent]	6.90%
Average Annual Total Returns, 10 Years [Percent]	9.61%
C000257554 [Member] | EQ/MFS International Intrinsic Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Intrinsic Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.15%	[8]
Average Annual Total Returns, 1 Year [Percent]	32.95%
Average Annual Total Returns, 5 Years [Percent]	6.99%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000257554 [Member] | EQ/MFS Mid Cap Focused Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS Mid Cap Focused Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	5.60%
Average Annual Total Returns, 5 Years [Percent]	5.09%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000257554 [Member] | EQ/MFS Technology [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	12.06%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000257554 [Member] | EQ/MFS Utilities Series [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Utilities Series
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.05%	[8]
Average Annual Total Returns, 1 Year [Percent]	14.65%
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000257554 [Member] | EQ/Mid Cap Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.64%	[8]
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	9.99%
C000257554 [Member] | EQ/Mid Cap Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Value Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	4.98%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	8.20%
C000257554 [Member] | EQ/Moderate Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	10.25%
Average Annual Total Returns, 5 Years [Percent]	4.14%
Average Annual Total Returns, 10 Years [Percent]	5.78%
C000257554 [Member] | EQ/Moderate Growth Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Growth Strategy	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	10.83%
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	7.08%
C000257554 [Member] | EQ/Moderate-Plus Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate-Plus Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	5.88%
Average Annual Total Returns, 10 Years [Percent]	7.67%
C000257554 [Member] | EQ/Money Market [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Name [Text Block]	EQ/Money Market	[12]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	3.66%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	1.73%
C000257554 [Member] | EQ/Morgan Stanley Small Cap Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Morgan Stanley Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.
Current Expenses [Percent]	1.15%	[8]
Average Annual Total Returns, 1 Year [Percent]	7.39%
Average Annual Total Returns, 5 Years [Percent]	(0.01%)
Average Annual Total Returns, 10 Years [Percent]	12.95%
C000257554 [Member] | EQ/PIMCO Global Real Return [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Global Real Return
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.74%	[8]
Average Annual Total Returns, 1 Year [Percent]	5.52%
Average Annual Total Returns, 5 Years [Percent]	(0.90%)
Average Annual Total Returns, 10 Years [Percent]	2.48%
C000257554 [Member] | EQ/PIMCO Ultra Short Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Ultra Short Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.80%	[8]
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	2.93%
Average Annual Total Returns, 10 Years [Percent]	2.32%
C000257554 [Member] | EQ/Quality Bond PLUS [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Quality Bond PLUS
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., Pacific Investment Management Company LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	6.32%
Average Annual Total Returns, 5 Years [Percent]	(0.19%)
Average Annual Total Returns, 10 Years [Percent]	1.31%
C000257554 [Member] | EQ/Small Company Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Small Company Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	12.57%
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	9.44%
C000257554 [Member] | EQ/Value Equity [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Value Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Aristotle Capital Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	11.01%
Average Annual Total Returns, 5 Years [Percent]	8.65%
Average Annual Total Returns, 10 Years [Percent]	8.47%
C000257554 [Member] | EQ/Wellington Energy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Wellington Energy
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.19%	[8]
Average Annual Total Returns, 1 Year [Percent]	12.17%
Average Annual Total Returns, 5 Years [Percent]	17.90%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000257554 [Member] | Equitable Conservative Growth MF/ETF Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Conservative Growth MF/ETF Portfolio
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	12.03%
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	6.85%
C000257554 [Member] | Equitable Growth MF/ETF [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Growth MF/ETF
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.15%	[8]
Average Annual Total Returns, 1 Year [Percent]	14.37%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000257554 [Member] | Equitable Moderate Growth MF/ETF [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Moderate Growth MF/ETF
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	13.43%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000257554 [Member] | Multimanager Aggressive Equity [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Multimanager Aggressive Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	16.30%
Average Annual Total Returns, 5 Years [Percent]	11.47%
Average Annual Total Returns, 10 Years [Percent]	15.66%
C000257554 [Member] | Multimanager Core Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Multimanager Core Bond	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.
Current Expenses [Percent]	0.93%	[8]
Average Annual Total Returns, 1 Year [Percent]	7.11%
Average Annual Total Returns, 5 Years [Percent]	(0.27%)
Average Annual Total Returns, 10 Years [Percent]	1.72%
C000257554 [Member] | Multimanager Technology [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Multimanager Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP
Current Expenses [Percent]	1.23%	[8]
Average Annual Total Returns, 1 Year [Percent]	25.87%
Average Annual Total Returns, 5 Years [Percent]	12.46%
Average Annual Total Returns, 10 Years [Percent]	19.41%
C000257554 [Member] | Target 2015 Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2015 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	9.41%
Average Annual Total Returns, 5 Years [Percent]	2.84%
Average Annual Total Returns, 10 Years [Percent]	5.08%
C000257554 [Member] | Target 2025 Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2025 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	13.12%
Average Annual Total Returns, 5 Years [Percent]	5.57%
Average Annual Total Returns, 10 Years [Percent]	7.41%
C000257554 [Member] | Target 2035 Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2035 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	15.70%
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	8.95%
C000257554 [Member] | Target 2045 Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2045 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	16.81%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	9.86%
C000257554 [Member] | Target 2055 Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2055 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	17.90%
Average Annual Total Returns, 5 Years [Percent]	9.51%
Average Annual Total Returns, 10 Years [Percent]	10.81%
C000257554 [Member] | American Funds Insurance Series® The Bond Fund of America® [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series ® The Bond Fund of America ®
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.72%	[8]
Average Annual Total Returns, 1 Year [Percent]	6.98%
Average Annual Total Returns, 5 Years [Percent]	(0.38%)
Average Annual Total Returns, 10 Years [Percent]	2.11%
C000257554 [Member] | Fidelity® VIP Investment Grade Bond Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity ® VIP Investment Grade Bond Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	6.93%
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	2.45%
C000257554 [Member] | MFS® Massachusetts Investors Growth Stock Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS ® Massachusetts Investors Growth Stock Portfolio
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.97%	[8]
Average Annual Total Returns, 1 Year [Percent]	9.61%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	13.98%
C000257554 [Member] | Nomura VIP High Income Series [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nomura VIP High Income Series
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Nomura Corporate Research and Asset Management Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.17%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	5.56%
C000257554 [Member] | VanEck VIP Global Resources Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	36.17%
Average Annual Total Returns, 5 Years [Percent]	10.24%
Average Annual Total Returns, 10 Years [Percent]	8.06%
C000257554 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Death benefit
C000257554 [Member] | Third Party Transfer or Exchange Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 65	[13]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]
(2)	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.

C000257554 [Member] | Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 90	[14]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]
(3)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The current maximum charge for each service is $90. We may discontinue these services at any time.

C000257554 [Member] | Rebalancing [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Rebalancing
Purpose of Benefit [Text Block]	Periodically rebalance to your desired asset mix.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Not generally available with General Dollar Cost Averaging
Name of Benefit [Text Block]	Rebalancing
C000257554 [Member] | General Dollar Cost Averaging [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	General Dollar Cost Averaging
Purpose of Benefit [Text Block]	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Not generally available with Rebalancing
Name of Benefit [Text Block]	General Dollar Cost Averaging
C000257554 [Member] | Principal assurance allocation [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Principal assurance allocation
Purpose of Benefit [Text Block]	If you select a fixed maturity option, we will specify the portion of your initial contribution to be allocated to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option’s maturity date.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Only available for annuitant ages 75 or younger when the contract is issued • Withdrawals could significantly reduce amounts
Name of Benefit [Text Block]	Principal assurance allocation
C000257554 [Member] | Principal assurance allocation [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Principal assurance allocation
Fixed Option Available, Term	10 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	3.00%
C000257554 [Member] | General Dollar Cost Averaging [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	General dollar-cost averaging
C000257554 [Member] | Fixed Maturity Options [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Maturity Options
Fixed Option Available, Term	10 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	3.00%
C000257554 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Yes.
	The contract is subject to the risk of loss. You could lose some or all of your account value, depending on the investment options you choose. For additional information about the risk of loss see “Principal risks of investing in the contract” in this prospectus.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

C000257554 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No.
	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. For additional information about the investment profile of the contract see “Fee table” in this prospectus.
C000257554 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract, (e.g., the Portfolios). Each investment option, including the fixed maturity options, has its own unique risks. You should review the variable investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Fixed investment options” and “Portfolios of the Trusts” in “Purchasing the Contract” in the prospectus, as well as, “Risks associated with the variable investment options” and “Risks associated with the fixed maturity options” in “Principal Risks of investing in the contract.” See also Appendix: “Investment options in this prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

C000257554 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and optional benefits. The general obligations, fixed maturity options, and any optional benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in this prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Insurance company risk

No company other than Equitable Financial Life Insurance Company has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the fixed maturity options. The general obligations under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.
No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the fixed maturity options. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

C000257554 [Member] | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Contract Changes Risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

C000257554 [Member] | Risks Associated with the Fixed Maturity Options [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with the Fixed Maturity Options

An allocation to a fixed maturity option has various risks associated with it.

Please be aware that a market value adjustment could result in a significant loss of principal and previously credited interest. In certain extreme circumstances, it is theoretically possible to lose 100% of your investment. Specifically:

•	If you make any withdrawal (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment. The market value adjustment may be negative.

•	If there is a market value adjustment and interest rates have increased from the time that you originally allocated to a fixed maturity option to the time that you take the withdrawal (including transfers, surrender or termination of your contract, or when we make deductions for charges), the market value adjustment will be negative and will reduce your value in the fixed maturity option.

•	The amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option’s maturity date.
•	Therefore, it is possible that a negative market value adjustment could greatly reduce your value in the fixed maturity options, particularly in fixed maturity options with later maturity dates.

If we deduct all or a portion of a fee or charge from a fixed maturity option, a market value adjustment will apply to that deduction from the fixed maturity option. If the market value adjustment is negative, it will reduce your value in the fixed maturity option.

No company other than us has any legal responsibility to pay amounts that the Company owes under the contract and fixed maturity option. An owner should look to the financial strength of the Company for its claims-paying ability.

C000257554 [Member] | Risk associated with taking an early withdrawal [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk associated with taking an early withdrawal

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Withdrawals could significantly reduce the minimum death benefit by an amount greater than the value withdrawn.

Withdrawals may be subject to Withdrawal Charges, negative Market Value Adjustments (see
Risks associated with the Fixed Maturity Options
), loss of interest and the possibility of adverse tax consequences.

C000257554 [Member] | Possible fees on access to account value [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

C000257554 [Member] | Possible adverse tax consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, inherited IRA, inherited Roth IRA, traditional IRA or, Roth IRA. We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

C000257554 [Member] | Availability by financial intermediary [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain investment options, contract benefits, and other contract features based on issue age or other criteria established by the selling broker-dealer. For example, your financial professional may not recommend a particular investment option or contract benefit to you that is described in this prospectus. Before you purchase the contract, you should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional. If a particular feature that interests you is not recommended through your broker dealer, you may want to contact us to explore its availability.

C000257554 [Member] | Risk associated with taking a loan [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk associated with taking a loan

Loans will decrease your account value and death benefit, and loaned amounts will not participate in the investment experience of your investment options. There may be adverse tax consequences associated with taking a loan from your contract.

C000257554 [Member] | Business disruption, cybersecurity, and artificial intelligence ("AI") technologies risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risk

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as
COVID-19,
could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

C000261926 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES
Are there Charges or Adjustments for Early Withdrawals?
Yes.
If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 7 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of account value withdrawn or contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. This loss will be greater if you have to pay taxes or tax penalties.

For additional information about the charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges under the contracts” under “Charges and expenses” in this prospectus.

Are There Transaction Charges?
Yes.
In addition to withdrawal charges, you may also be charged for other transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges).

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in this prospectus.

Are There Ongoing Fees and Expenses?
Yes.
The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year
depending on the investment options you choose. Please refer to your contract specifications page of your contract for information about the specific fees you will pay each year
based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (1)	1.10%	1.10%
Portfolio Company fees and expenses (2)	0.54%	3.04%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.
(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year,
based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $1,524	Highest Annual Cost $3,448
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of contract and Portfolio fees and expenses
•
No optional benefits
•
No sales charges
•
No additional contributions, transfers or withdrawals
•
No contract adjustments

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of contract, optional benefits and Portfolio fees and expenses
•
No sales charges
•
No additional contributions, transfers or withdrawals
•
No contract adjustments

Charges for Early Withdrawals [Text Block]
Yes.
If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 7 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of account value withdrawn or contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. This loss will be greater if you have to pay taxes or tax penalties.

For additional information about the charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges under the contracts” under “Charges and expenses” in this prospectus.

Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Yes.
In addition to withdrawal charges, you may also be charged for other transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges).

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in this prospectus.

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes.
The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year
depending on the investment options you choose. Please refer to your contract specifications page of your contract for information about the specific fees you will pay each year
based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (1)	1.10%	1.10%
Portfolio Company fees and expenses (2)	0.54%	3.04%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.
(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year,
based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.10%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.10%	[1]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.54%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	3.04%	[2]
Base Contract (N-4) Footnotes [Text Block]	(1) Expressed as an annual percent of daily net assets in the variable investment options.
Investment Options Footnotes [Text Block]	(2) Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost $1,524	Highest Annual Cost $3,448
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of contract and Portfolio fees and expenses
•
No optional benefits
•
No sales charges
•
No additional contributions, transfers or withdrawals
•
No contract adjustments

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of contract, optional benefits and Portfolio fees and expenses
•
No sales charges
•
No additional contributions, transfers or withdrawals
•
No contract adjustments

Lowest Annual Cost [Dollars]	$ 1,524
Highest Annual Cost [Dollars]	$ 3,448
Risks [Table Text Block]

RISKS
Is There a Risk of Loss From Poor Performance?
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the contract” in this prospectus.

Is this a Short-Term Investment?
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. For additional information about the investment profile of the contract see “Fee table” in this prospectus.
What are the Risks Associated with the Investment Options?
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option has its own unique risks. You should review the variable investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, and “Portfolios of the Trusts” in “Purchasing the contract” in this prospectus. See also Appendix “Investment options available under the contract” in the prospectus.

What are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in this prospectus.

Investment Restrictions [Text Block]
Yes.
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, combining any two or more variable investment options and transferring the account value from any variable investment option to another variable investment option.

There are restrictions or limitations with the DCA program. See “Allocating your contributions” in “Purchasing the Contract” and “Transferring your account value” in “Transferring your money among investment options” in the prospectus for more information.

For more information see “About the Separate Account” in “More information” in the prospectus.

For additional information about restrictions on investment options, including information regarding volatility management strategies and techniques, see “Portfolios of the Trusts” in “Purchasing the Contract”, and “Transfer charge” in “Charges and expenses” in this prospectus.

Key Information, Benefit Restrictions [Text Block]
Yes.
At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the investment options.

This contract includes a standard death benefit. Withdrawals could significantly reduce or terminate the death benefit.

For additional information about the optional benefits see “Benefits available under the contract” in this prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For more information, see “Tax information” in this prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in this prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in this prospectus.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from an investment option or from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year
based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or make certain withdrawals, from an investment option or from the contract, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	7.00%
Transfer Fee	None
Third Party Transfer or Exchange Fee (2)	$65
Special Service Charges (3)	$90

(1)
The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges and expenses” in this prospectus. The withdrawal charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make the withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option. The amount of the withdrawal charge we use is determined by the contract year in which you make the withdrawal or surrender your contract. For each contribution, we consider the year in which we receive that contribution to be “year 1”. See Appendix, “State contract availability and/or variations of certain features and benefits” in this prospectus for more information.

Contract Year
1	2	3	4	5	6	7	8+

7.00%	6.00%	5.00%	4.00%	3.00%	2.00%	1.00%	0.00%

(2)	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.
(3)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The current maximum charge for each service is $90. We may discontinue these services at any time.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses).

Annual Contract Expenses
Annual Administrative Charge (1)	$50
Base Contract Expenses (a percentage of daily net assets in the variable investment options)	1.10%

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $100,000 or more there is no charge.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See “Appendix: Investment options available under the contract.”

Annual Portfolio Expenses*	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) *	0.54%	3.04%

*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025.

Example

This Example is intended to help you compare the cost of investing in the variable investment options contract with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses at their maximum charge.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$10,688	$17,715	$24,810	$44,770	$4,347	$13,126	$22,021	$44,770

Transaction Expenses [Table Text Block]
The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from an investment option or from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year
based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or make certain withdrawals, from an investment option or from the contract, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	7.00%
Transfer Fee	None
Third Party Transfer or Exchange Fee (2)	$65
Special Service Charges (3)	$90

(1)
The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges and expenses” in this prospectus. The withdrawal charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make the withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option. The amount of the withdrawal charge we use is determined by the contract year in which you make the withdrawal or surrender your contract. For each contribution, we consider the year in which we receive that contribution to be “year 1”. See Appendix, “State contract availability and/or variations of certain features and benefits” in this prospectus for more information.

Contract Year
1	2	3	4	5	6	7	8+

7.00%	6.00%	5.00%	4.00%	3.00%	2.00%	1.00%	0.00%

(2)	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.
(3)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The current maximum charge for each service is $90. We may discontinue these services at any time.

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	7.00%	[15]
Deferred Sales Load, Footnotes [Text Block]
(1)
The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges and expenses” in this prospectus. The withdrawal charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make the withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option. The amount of the withdrawal charge we use is determined by the contract year in which you make the withdrawal or surrender your contract. For each contribution, we consider the year in which we receive that contribution to be “year 1”. See Appendix, “State contract availability and/or variations of certain features and benefits” in this prospectus for more information.

Contract Year
1	2	3	4	5	6	7	8+

7.00%	6.00%	5.00%	4.00%	3.00%	2.00%	1.00%	0.00%

Transfer Fee, Current [Dollars]	$ 0
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses).

Annual Contract Expenses
Annual Administrative Charge (1)	$50
Base Contract Expenses (a percentage of daily net assets in the variable investment options)	1.10%

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $100,000 or more there is no charge.

Administrative Expense, Current [Dollars]	$ 50	[16]
Administrative Expense, Footnotes [Text Block]

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $100,000 or more there is no charge.

Base Contract Expense (of Average Account Value), Current [Percent]	1.10%
Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See “Appendix: Investment options available under the contract.”

Annual Portfolio Expenses*	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) *	0.54%	3.04%

*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025.

Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.54%	[7]
Portfolio Company Expenses Maximum [Percent]	3.04%	[7]
Portfolio Company Expenses, Footnotes [Text Block]
*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025.

Surrender Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the variable investment options contract with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses at their maximum charge.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$10,688	$17,715	$24,810	$44,770	$4,347	$13,126	$22,021	$44,770

Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,688
Surrender Expense, 3 Years, Maximum [Dollars]	17,715
Surrender Expense, 5 Years, Maximum [Dollars]	24,810
Surrender Expense, 10 Years, Maximum [Dollars]	$ 44,770
Annuitize Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the variable investment options contract with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses at their maximum charge.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$10,688	$17,715	$24,810	$44,770	$4,347	$13,126	$22,021	$44,770

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 10,688
Annuitized Expense, 3 Years, Maximum [Dollars]	17,715
Annuitized Expense, 5 Years, Maximum [Dollars]	24,810
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 44,770
No Surrender Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the variable investment options contract with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses at their maximum charge.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$10,688	$17,715	$24,810	$44,770	$4,347	$13,126	$22,021	$44,770

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,347
No Surrender Expense, 3 Years, Maximum [Dollars]	13,126
No Surrender Expense, 5 Years, Maximum [Dollars]	22,021
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 44,770
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
3.
Principal risks of investing in the contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this prospectus.

Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Risk associated with taking an early withdrawal

The contract is not a short-term investment and is not
appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Withdrawals could significantly reduce the minimum death
benefit by an amount greater than the value withdrawn.

Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract. The general obligations under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible fees on access to total account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your Total account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, inherited IRA, inherited Roth IRA, traditional IRA or Roth IRA. We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Contract Changes Risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain investment options, contract benefits, and other contract features based on issue age or other criteria established by the selling broker-dealer. For example, your financial professional may not recommend a particular investment option or contract benefit to you that is described in this prospectus. Before you purchase the contract, you should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional. If a particular feature that interests you is not recommended through your broker dealer, you may want to contact us to explore its availability.

Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risk

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to opera-tional and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be sys-temic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corrup-tion and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regu-latory fines, litigation and financial losses and/or cause repu-tational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pan-demic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party admin-istrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and inter-mediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

This death benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge		• Withdrawals could significantly reduce or terminate benefit

Other Benef
its

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with General Dollar Cost Averaging
General Dollar Cost Averaging	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing

There are no restrictions on which investment options you can invest in for the death benefit.

About Death Benefits

Payment of Death Benefit

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while the contract is in force and the owner and annuitant are alive. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary.

Death benefit

The death benefit is equal to the greater of (i) the account value as of the date we receive satisfactory proof of the annuitant’s death, any required instructions for the method of payment, information and forms necessary to effect payment and (ii) the “minimum death benefit.” The minimum death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges, and any taxes that apply. There is no additional charge for this benefit.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse’s contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value as of the date that your spouse’s contract is issued, and (ii) the “minimum death benefit” as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

How withdrawals affect the minimum death benefit

Each withdrawal you make will reduce the amount of your current minimum death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn (including the amount of any withdrawal charge deducted from the contract) and we reduce your current minimum death benefit by that same percentage. For example, if your account value is $30,000, and you withdraw $12,000 you have withdrawn 40% of your account value. If your minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new minimum death benefit after the withdrawal would be $24,000 ($40,000–$16,000). As this example shows, the pro rata reduction of the death
benefit can be greater than the dollar amount of the withdrawal.
Check with your financial professional.
Effect of the annuitant’s death

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, if you are both the owner and the annuitant and your spouse is the sole primary beneficiary or the joint owner, the contract can be continued as discussed below under “Successor owner and annuitant.” Only a spouse who is the sole primary beneficiary can be successor owner/annuitant. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. A beneficiary may be able to have limited ownership as discussed under “Beneficiary continuation option” below.

Successor owner and annuitant.
For all contracts, your spouse can elect upon your death to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse’s death.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner and annuitant feature, we will increase the account value to equal your minimum death benefit if such death benefit is greater than such account value. The increase in the account value will be allocated to the variable investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. The minimum death benefit will continue to apply.

When an NQ contract owner dies before the annuitant

Under certain conditions, the owner changes after the original owner’s death for purposes of receiving federal tax law required distributions from the contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, we will automatically make the beneficiary you name to receive the death benefit upon the annuitant’s death your successor owner. If you do not want this beneficiary also to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time while the contract is in force and the owner and annuitant are alive by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

•	the cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (or in a joint ownership situation, the death of the first owner to die).

•	the successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner’s life expectancy). Payments must begin within one year after the non-annuitant
owner’s death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living. An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed under “Beneficiary continuation option” below. The account value must be distributed no later than 5 years after the spouse’s death.

How death benefit payment is made

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen, if the option is permitted under federal tax rules in effect after your death.

If you have not chosen an annuity payout option as of the time of the annuitant’s death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See “Your annuity payout options” in “Accessing your money” in this prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the “Equitable Access Account,” which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Equitable Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

Beneficiary continuation option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts.

The SECURE Act has changed key aspects of post-death distributions from tax qualified and tax favored contracts such as IRAs. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019. We may be required in certain cases to pay benefits faster under existing contracts.

Beneficiary continuation option for traditional IRA and Roth IRA contracts only.

If eligible, your beneficiary can elect to receive payments over your beneficiary’s life expectancy (determined in the calendar year after your death and determined on a term certain basis). This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. These payments must begin no later than December 31st of the calendar year after the year of your death. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the variable investment options according to the allocation percentages we have on file for your contract.

For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may generally stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” in this prospectus under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death in accordance with federal tax rules.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen by an eligible beneficiary.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the variable investment options but no additional contributions will be permitted.

•	The minimum death benefit will no longer be in effect.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•	Upon the death of your beneficiary, the following distribution rules will apply to the subsequent beneficiary named by your beneficiary: (1) if your beneficiary is an EDB or you died on or before December 31, 2019, the subsequent beneficiary must withdraw any remaining amount within ten years of your beneficiary’s death in accordance with federal tax rules; or (2) if your beneficiary is not an EDB, the subsequent beneficiary must withdraw any remaining amount within 10 years of your death in accordance with federal tax rules. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. Even in the case of IRA owners who died before December 31, 2019, if the beneficiary dies January 1, 2020 or later, the SECURE Act imposes a
10-year
limit on the distribution of the remaining interest.

Beneficiary continuation option for NQ Contracts only.
This feature, also known as the “inherited annuity,” may only be elected when the NQ contract owner dies before the date annuity payments are to begin, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, “beneficiary” refers to the successor owner. For a discussion of successor owner, see “When an NQ contract owner dies before the annuitant” earlier in this section.

This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the
“5-year
rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the
5-year
rule, there will be no scheduled payments. Under the
5-year
rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.
Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The contract continues with your name on it for the benefit of your beneficiary.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the variable investment options but no additional contributions will be permitted.

•	The minimum death benefit will no longer be in effect.

•	If the beneficiary chooses the
“5-year
rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•	Upon the death of your beneficiary, the beneficiary that he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the
5-year
rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If you are both the owner and annuitant:

•	As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the minimum death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the variable investment options according to the allocation percentages we have on file for your contract.

•	No withdrawal charges will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

•	If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

•	The account value will not be reset to the death benefit amount.

•	The withdrawal charge schedule and free withdrawal amount on the contract will continue to be applied to any withdrawal or surrender other than scheduled payments.

•	We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceeds the free withdrawal amount. See “Withdrawal charge” in “Charges and expenses” in this Prospectus.

Benefits Available [Table Text Block]
Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

This death benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge		• Withdrawals could significantly reduce or terminate benefit

Other Benef
its

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with General Dollar Cost Averaging
General Dollar Cost Averaging	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix: Investment options available under the contract

(a) Variable investment options

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at
www.equitable.com/ICSR#EQH146651. You can request this information at no cost by calling
(877) 522-5035 or by sending an email request to
EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90%	^	15.79%	2.91%	8.89%
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	13.04%	11.25%	8.85%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29%	^	15.91%	7.70%	5.38%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%		12.82%	11.24%	10.77%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.02%	^	7.54%	3.92%	5.41%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.23%	^	6.11%	13.44%	11.19%
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%		13.95%	10.21%	10.74%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.90%		17.23%	13.04%	13.83%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		9.32%	4.40%	8.33%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85%	^	3.31%	7.06%	9.21%
Equity	EQ/500 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.80%		13.33%	12.43%	13.15%
Asset Allocation	EQ/AB Dynamic Moderate Growth Δ — EIMG ; AllianceBernstein L.P.	1.13%		13.46%	6.31%	6.12%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		9.21%	3.43%	10.10%
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.15%		12.97%	7.79%	9.47%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.01%		12.17%	7.61%	9.04%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	17.18%	7.12%	8.28%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%	^	8.72%	8.64%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.97%		10.05%	4.68%	6.08%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.95%	^	19.83%	13.80%	15.00%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	7.69%	10.47%	13.63%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.06%	^	7.66%	8.42%	12.21%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%	^	16.28%	12.50%	13.55%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00%	^	7.48%	1.74%	3.11%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.97%		9.32%	3.76%	5.10%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%		7.86%	1.93%	3.12%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	1.09%		9.06%	3.38%	4.94%
Fixed Income	EQ/Core Bond Index (1) — EIMG ; SSGA Funds Management, Inc.	0.62%	^	6.43%	0.35%	1.70%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	8.58%	-0.68%	2.17%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20%	^	33.46%	4.64%	7.73%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.53%	^	17.23%	13.79%	14.15%
Equity	EQ/Fidelity Institutional AM ® Large Cap — EIMG ; FIAM LLC	0.87%	^	18.34%	13.86%	—
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05%	^	7.06%	6.11%	8.71%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.08%	^	19.14%	8.33%	9.47%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09%	^	9.22%	9.66%	—
Fixed Income	EQ/Intermediate Government Bond (1) — EIMG ; SSGA Funds Management, Inc.	0.62%	^	5.54%	0.30%	1.15%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		26.12%	7.52%	7.48%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	31.46%	9.91%	8.07%
Equity	EQ/International Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.86%		25.90%	7.28%	6.92%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.04%		26.66%	7.75%	6.77%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%	^	16.93%	14.99%	11.71%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%	^	15.40%	6.95%	10.59%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%		15.93%	7.11%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.04%		8.05%	7.06%	10.61%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	14.76%	9.43%	14.08%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.95%		15.40%	12.77%	12.08%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.88%		10.88%	12.03%	12.83%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		17.74%	14.51%	17.26%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%		11.06%	11.64%	15.01%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		15.04%	10.52%	9.77%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.86%		10.62%	9.69%	9.56%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35%	^	42.06%	10.84%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.03%	^	13.08%	12.72%	15.87%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	20.90%	6.90%	9.61%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	32.95%	6.99%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	5.60%	5.09%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%		16.24%	12.06%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	14.65%	7.33%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64%	^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		4.98%	7.62%	8.20%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%		10.25%	4.14%	5.78%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	0.98%		10.83%	5.67%	7.08%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.11%		11.50%	5.88%	7.67%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.67%		3.66%	2.79%	1.73%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15%	^	7.39%	-0.01%	12.95%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.74%	^	5.52%	-0.90%	2.48%
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.80%	^	4.47%	2.93%	2.32%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.82%		6.32%	-0.19%	1.31%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%		12.57%	6.16%	9.44%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.91%		11.01%	8.65%	8.47%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%	^	12.17%	17.90%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%	^	12.03%	4.95%	6.85%
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15%	^	14.37%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10%	^	13.43%	—	—
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	0.99%		16.30%	11.47%	15.66%
Fixed Income	Multimanager Core Bond (1) — EIMG ; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.93%	^	7.11%	-0.27%	1.72%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23%	^	25.87%	12.46%	19.41%
Asset Allocation	Target 2015 Allocation — EIMG	1.10%	^	9.41%	2.84%	5.08%
Asset Allocation	Target 2025 Allocation — EIMG	1.10%	^	13.12%	5.57%	7.41%
Asset Allocation	Target 2035 Allocation — EIMG	1.05%		15.70%	7.50%	8.95%
Asset Allocation	Target 2045 Allocation — EIMG	1.03%		16.81%	8.58%	9.86%
Asset Allocation	Target 2055 Allocation — EIMG	1.10%	^	17.90%	9.51%	10.81%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques (including Fund of Fund Portfolios that invest in other Portfolios that utilize volatility management techniques) that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)
Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser
to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Unaffiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Fixed Income	American Funds Insurance Series ® The Bond Fund of America ® — Capital Research and Management Company	0.72%	^	6.98%	-0.38%	2.11%
Fixed Income	Fidelity ® VIP Investment Grade Bond Portfolio — Fidelity Management and Research Company (FMR)	0.62%		6.93%	-0.21%	2.45%
Equity	MFS ® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.97%	^	9.61%	9.74%	13.98%
Fixed Income	Nomura VIP High Income Series — Delaware Management Company; Nomura Corporate Research and Asset Management Inc.	0.97%		7.17%	3.73%	5.56%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.32%		36.17%	10.24%	8.06%
^	This Portfolio’s annual expenses reflect temporary fee reductions.

Variable Option [Line Items]
Prospectuses Available [Text Block]
The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at
www.equitable.com/ICSR#EQH146651. You can request this information at no cost by calling
(877) 522-5035 or by sending an email request to
EquitableFunds@dfinsolutions.com.

Portfolio Companies [Table Text Block]
Affiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90%	^	15.79%	2.91%	8.89%
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	13.04%	11.25%	8.85%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29%	^	15.91%	7.70%	5.38%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%		12.82%	11.24%	10.77%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.02%	^	7.54%	3.92%	5.41%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.23%	^	6.11%	13.44%	11.19%
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%		13.95%	10.21%	10.74%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.90%		17.23%	13.04%	13.83%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		9.32%	4.40%	8.33%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85%	^	3.31%	7.06%	9.21%
Equity	EQ/500 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.80%		13.33%	12.43%	13.15%
Asset Allocation	EQ/AB Dynamic Moderate Growth Δ — EIMG ; AllianceBernstein L.P.	1.13%		13.46%	6.31%	6.12%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		9.21%	3.43%	10.10%
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.15%		12.97%	7.79%	9.47%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.01%		12.17%	7.61%	9.04%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	17.18%	7.12%	8.28%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%	^	8.72%	8.64%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.97%		10.05%	4.68%	6.08%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.95%	^	19.83%	13.80%	15.00%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	7.69%	10.47%	13.63%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.06%	^	7.66%	8.42%	12.21%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%	^	16.28%	12.50%	13.55%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00%	^	7.48%	1.74%	3.11%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.97%		9.32%	3.76%	5.10%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%		7.86%	1.93%	3.12%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	1.09%		9.06%	3.38%	4.94%
Fixed Income	EQ/Core Bond Index (1) — EIMG ; SSGA Funds Management, Inc.	0.62%	^	6.43%	0.35%	1.70%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	8.58%	-0.68%	2.17%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20%	^	33.46%	4.64%	7.73%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.53%	^	17.23%	13.79%	14.15%
Equity	EQ/Fidelity Institutional AM ® Large Cap — EIMG ; FIAM LLC	0.87%	^	18.34%	13.86%	—
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05%	^	7.06%	6.11%	8.71%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.08%	^	19.14%	8.33%	9.47%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09%	^	9.22%	9.66%	—
Fixed Income	EQ/Intermediate Government Bond (1) — EIMG ; SSGA Funds Management, Inc.	0.62%	^	5.54%	0.30%	1.15%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		26.12%	7.52%	7.48%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	31.46%	9.91%	8.07%
Equity	EQ/International Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.86%		25.90%	7.28%	6.92%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.04%		26.66%	7.75%	6.77%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%	^	16.93%	14.99%	11.71%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%	^	15.40%	6.95%	10.59%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%		15.93%	7.11%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.04%		8.05%	7.06%	10.61%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	14.76%	9.43%	14.08%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.95%		15.40%	12.77%	12.08%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.88%		10.88%	12.03%	12.83%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		17.74%	14.51%	17.26%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%		11.06%	11.64%	15.01%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		15.04%	10.52%	9.77%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.86%		10.62%	9.69%	9.56%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35%	^	42.06%	10.84%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.03%	^	13.08%	12.72%	15.87%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	20.90%	6.90%	9.61%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	32.95%	6.99%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	5.60%	5.09%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%		16.24%	12.06%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	14.65%	7.33%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64%	^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		4.98%	7.62%	8.20%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%		10.25%	4.14%	5.78%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	0.98%		10.83%	5.67%	7.08%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.11%		11.50%	5.88%	7.67%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.67%		3.66%	2.79%	1.73%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15%	^	7.39%	-0.01%	12.95%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.74%	^	5.52%	-0.90%	2.48%
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.80%	^	4.47%	2.93%	2.32%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.82%		6.32%	-0.19%	1.31%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%		12.57%	6.16%	9.44%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.91%		11.01%	8.65%	8.47%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%	^	12.17%	17.90%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%	^	12.03%	4.95%	6.85%
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15%	^	14.37%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10%	^	13.43%	—	—
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	0.99%		16.30%	11.47%	15.66%
Fixed Income	Multimanager Core Bond (1) — EIMG ; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.93%	^	7.11%	-0.27%	1.72%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23%	^	25.87%	12.46%	19.41%
Asset Allocation	Target 2015 Allocation — EIMG	1.10%	^	9.41%	2.84%	5.08%
Asset Allocation	Target 2025 Allocation — EIMG	1.10%	^	13.12%	5.57%	7.41%
Asset Allocation	Target 2035 Allocation — EIMG	1.05%		15.70%	7.50%	8.95%
Asset Allocation	Target 2045 Allocation — EIMG	1.03%		16.81%	8.58%	9.86%
Asset Allocation	Target 2055 Allocation — EIMG	1.10%	^	17.90%	9.51%	10.81%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques (including Fund of Fund Portfolios that invest in other Portfolios that utilize volatility management techniques) that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)
Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser
to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Unaffiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Fixed Income	American Funds Insurance Series ® The Bond Fund of America ® — Capital Research and Management Company	0.72%	^	6.98%	-0.38%	2.11%
Fixed Income	Fidelity ® VIP Investment Grade Bond Portfolio — Fidelity Management and Research Company (FMR)	0.62%		6.93%	-0.21%	2.45%
Equity	MFS ® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.97%	^	9.61%	9.74%	13.98%
Fixed Income	Nomura VIP High Income Series — Delaware Management Company; Nomura Corporate Research and Asset Management Inc.	0.97%		7.17%	3.73%	5.56%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.32%		36.17%	10.24%	8.06%
^	This Portfolio’s annual expenses reflect temporary fee reductions.

Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]
The following is a list of Fixed investment options currently available under the contract. We may change the features of the Fixed investment options listed below, offer new Fixed investment options, and terminate existing Fixed investment options. We will provide you with written notice before doing so.

Fixed Options Available [Table Text Block]
(b) Fixed investment options

Fixed investment options

The following is a list of Fixed investment options currently available under the contract. We may change the features of the Fixed investment options listed below, offer new Fixed investment options, and terminate existing Fixed investment options. We will provide you with written notice before doing so.

See “Fixed investment options” in “Purchasing the contract”
in the prospectus for a description of the Fixed investment option’s features.

Name	Term	Minimum Guaranteed Interest Rate
Generaldollar-cost averaging	N/A	N/A

Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]
ITEM 31A.	INFORMATION ABOUT CONTRACTS WITH INDEX-LINKED OPTIONS AND FIXED OPTIONS SUBJECT TO A CONTRACT ADJUSTMENT.

(a)
For any Contract with Index-Linked Options and/or Fixed Options subject to a Contract Adjustment offered through this
registration statement, provide the information required by the following table as of
December
31 of the prior calendar year.

Name of the Contract	Number of Contracts Outstanding	Total value attributable to the Index- Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Equi-Vest Express (Series 700)	4,414	$233,100	0	$1,544,997	$37,846,609	Yes
Equi-Vest Express (Series 701)	N/A	N/A	N/A	N/A	N/A	N/A

(b)	Exhibit (27)(r) Historical Current Limits on Index Gains. Not Applicable.

Non-variable Annuities [Line Items]
Non-variable Annuities, Name	Equi-Vest Express (Series 701)
C000261926 [Member] | 1290 VT Convertible Securities [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT Convertible Securities
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.90%	[8]
Average Annual Total Returns, 1 Year [Percent]	15.79%
Average Annual Total Returns, 5 Years [Percent]	2.91%
Average Annual Total Returns, 10 Years [Percent]	8.89%
C000261926 [Member] | 1290 VT Equity Income [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Equity Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors
Current Expenses [Percent]	0.95%	[8]
Average Annual Total Returns, 1 Year [Percent]	13.04%
Average Annual Total Returns, 5 Years [Percent]	11.25%
Average Annual Total Returns, 10 Years [Percent]	8.85%
C000261926 [Member] | 1290 VT GAMCO Mergers & Acquisitions [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT GAMCO Mergers & Acquisitions
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.29%	[8]
Average Annual Total Returns, 1 Year [Percent]	15.91%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	5.38%
C000261926 [Member] | 1290 VT GAMCO Small Company Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT GAMCO Small Company Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	12.82%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	10.77%
C000261926 [Member] | 1290 VT High Yield Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	1290 VT High Yield Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc., Post Advisory Group, LLC
Current Expenses [Percent]	1.02%	[8]
Average Annual Total Returns, 1 Year [Percent]	7.54%
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]	5.41%
C000261926 [Member] | 1290 VT Small Cap Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Small Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC
Current Expenses [Percent]	1.23%	[8]
Average Annual Total Returns, 1 Year [Percent]	6.11%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	11.19%
C000261926 [Member] | 1290 VT SmartBeta Equity ESG [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT SmartBeta Equity ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	13.95%
Average Annual Total Returns, 5 Years [Percent]	10.21%
Average Annual Total Returns, 10 Years [Percent]	10.74%
C000261926 [Member] | 1290 VT Socially Responsible [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Socially Responsible
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	17.23%
Average Annual Total Returns, 5 Years [Percent]	13.04%
Average Annual Total Returns, 10 Years [Percent]	13.83%
C000261926 [Member] | EQ/2000 Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/2000 Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	9.32%
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	8.33%
C000261926 [Member] | EQ/400 Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/400 Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.85%	[8]
Average Annual Total Returns, 1 Year [Percent]	3.31%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	9.21%
C000261926 [Member] | EQ/500 Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/500 Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	13.33%
Average Annual Total Returns, 5 Years [Percent]	12.43%
Average Annual Total Returns, 10 Years [Percent]	13.15%
C000261926 [Member] | EQ/AB Dynamic Moderate Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/AB Dynamic Moderate Growth	[10]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.46%
Average Annual Total Returns, 5 Years [Percent]	6.31%
Average Annual Total Returns, 10 Years [Percent]	6.12%
C000261926 [Member] | EQ/AB Small Cap Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	9.21%
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	10.10%
C000261926 [Member] | EQ/Aggressive Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	12.97%
Average Annual Total Returns, 5 Years [Percent]	7.79%
Average Annual Total Returns, 10 Years [Percent]	9.47%
C000261926 [Member] | EQ/Aggressive Growth Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Growth Strategy	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	12.17%
Average Annual Total Returns, 5 Years [Percent]	7.61%
Average Annual Total Returns, 10 Years [Percent]	9.04%
C000261926 [Member] | EQ/All Asset Growth Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/All Asset Growth Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.25%	[8]
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	7.12%
Average Annual Total Returns, 10 Years [Percent]	8.28%
C000261926 [Member] | EQ/American Century Mid Cap Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/American Century Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.00%	[8]
Average Annual Total Returns, 1 Year [Percent]	8.72%
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000261926 [Member] | EQ/Balanced Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Balanced Strategy	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	10.05%
Average Annual Total Returns, 5 Years [Percent]	4.68%
Average Annual Total Returns, 10 Years [Percent]	6.08%
C000261926 [Member] | EQ/Capital Group Research [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Capital Group Research
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Capital International, Inc.
Current Expenses [Percent]	0.95%	[8]
Average Annual Total Returns, 1 Year [Percent]	19.83%
Average Annual Total Returns, 5 Years [Percent]	13.80%
Average Annual Total Returns, 10 Years [Percent]	15.00%
C000261926 [Member] | EQ/ClearBridge Large Cap Growth ESG [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ClearBridge Large Cap Growth ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.00%	[8]
Average Annual Total Returns, 1 Year [Percent]	7.69%
Average Annual Total Returns, 5 Years [Percent]	10.47%
Average Annual Total Returns, 10 Years [Percent]	13.63%
C000261926 [Member] | EQ/ClearBridge Select Equity Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ClearBridge Select Equity Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, ClearBridge Investments, LLC
Current Expenses [Percent]	1.06%	[8]
Average Annual Total Returns, 1 Year [Percent]	7.66%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	12.21%
C000261926 [Member] | EQ/Common Stock Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Common Stock Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.67%	[8]
Average Annual Total Returns, 1 Year [Percent]	16.28%
Average Annual Total Returns, 5 Years [Percent]	12.50%
Average Annual Total Returns, 10 Years [Percent]	13.55%
C000261926 [Member] | EQ/Conservative Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.00%	[8]
Average Annual Total Returns, 1 Year [Percent]	7.48%
Average Annual Total Returns, 5 Years [Percent]	1.74%
Average Annual Total Returns, 10 Years [Percent]	3.11%
C000261926 [Member] | EQ/Conservative Growth Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Growth Strategy	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	9.32%
Average Annual Total Returns, 5 Years [Percent]	3.76%
Average Annual Total Returns, 10 Years [Percent]	5.10%
C000261926 [Member] | EQ/Conservative Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Strategy	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	7.86%
Average Annual Total Returns, 5 Years [Percent]	1.93%
Average Annual Total Returns, 10 Years [Percent]	3.12%
C000261926 [Member] | EQ/Conservative-Plus Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative-Plus Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	9.06%
Average Annual Total Returns, 5 Years [Percent]	3.38%
Average Annual Total Returns, 10 Years [Percent]	4.94%
C000261926 [Member] | EQ/Core Bond Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Bond Index	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[8]
Average Annual Total Returns, 1 Year [Percent]	6.43%
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	1.70%
C000261926 [Member] | EQ/Core Plus Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Plus Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.93%	[8]
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	(0.68%)
Average Annual Total Returns, 10 Years [Percent]	2.17%
C000261926 [Member] | EQ/Emerging Markets Equity PLUS [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Emerging Markets Equity PLUS
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., EARNEST Partners, LLC
Current Expenses [Percent]	1.20%	[8]
Average Annual Total Returns, 1 Year [Percent]	33.46%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	7.73%
C000261926 [Member] | EQ/Equity 500 Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Equity 500 Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.53%	[8]
Average Annual Total Returns, 1 Year [Percent]	17.23%
Average Annual Total Returns, 5 Years [Percent]	13.79%
Average Annual Total Returns, 10 Years [Percent]	14.15%
C000261926 [Member] | EQ/Fidelity Institutional AM® Large Cap [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Fidelity Institutional AM ® Large Cap
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	0.87%	[8]
Average Annual Total Returns, 1 Year [Percent]	18.34%
Average Annual Total Returns, 5 Years [Percent]	13.86%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000261926 [Member] | EQ/Franklin Small Cap Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Franklin Small Cap Value Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.05%	[8]
Average Annual Total Returns, 1 Year [Percent]	7.06%
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	8.71%
C000261926 [Member] | EQ/Global Equity Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Global Equity Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.08%	[8]
Average Annual Total Returns, 1 Year [Percent]	19.14%
Average Annual Total Returns, 5 Years [Percent]	8.33%
Average Annual Total Returns, 10 Years [Percent]	9.47%
C000261926 [Member] | EQ/Goldman Sachs Mid Cap Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.09%	[8]
Average Annual Total Returns, 1 Year [Percent]	9.22%
Average Annual Total Returns, 5 Years [Percent]	9.66%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000261926 [Member] | EQ/Intermediate Government Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Intermediate Government Bond	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[8]
Average Annual Total Returns, 1 Year [Percent]	5.54%
Average Annual Total Returns, 5 Years [Percent]	0.30%
Average Annual Total Returns, 10 Years [Percent]	1.15%
C000261926 [Member] | EQ/International Core Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Core Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	26.12%
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	7.48%
C000261926 [Member] | EQ/International Equity Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Equity Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.72%	[8]
Average Annual Total Returns, 1 Year [Percent]	31.46%
Average Annual Total Returns, 5 Years [Percent]	9.91%
Average Annual Total Returns, 10 Years [Percent]	8.07%
C000261926 [Member] | EQ/International Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	25.90%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	6.92%
C000261926 [Member] | EQ/International Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Value Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Harris Associates LP
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	26.66%
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]	6.77%
C000261926 [Member] | EQ/Invesco Comstock [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Comstock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%	[8]
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	14.99%
Average Annual Total Returns, 10 Years [Percent]	11.71%
C000261926 [Member] | EQ/Invesco Global [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Global
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	15.40%
Average Annual Total Returns, 5 Years [Percent]	6.95%
Average Annual Total Returns, 10 Years [Percent]	10.59%
C000261926 [Member] | EQ/Invesco Global Real Assets [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Invesco Global Real Assets
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.93%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000261926 [Member] | EQ/Janus Enterprise [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Janus Enterprise
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	8.05%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	10.61%
C000261926 [Member] | EQ/JPMorgan Growth Stock [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Growth Stock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%	[8]
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	14.08%
C000261926 [Member] | EQ/JPMorgan Value Opportunities [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Value Opportunities
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	15.40%
Average Annual Total Returns, 5 Years [Percent]	12.77%
Average Annual Total Returns, 10 Years [Percent]	12.08%
C000261926 [Member] | EQ/Large Cap Core Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Core Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.88%
Average Annual Total Returns, 5 Years [Percent]	12.03%
Average Annual Total Returns, 10 Years [Percent]	12.83%
C000261926 [Member] | EQ/Large Cap Growth Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	17.74%
Average Annual Total Returns, 5 Years [Percent]	14.51%
Average Annual Total Returns, 10 Years [Percent]	17.26%
C000261926 [Member] | EQ/Large Cap Growth Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	11.06%
Average Annual Total Returns, 5 Years [Percent]	11.64%
Average Annual Total Returns, 10 Years [Percent]	15.01%
C000261926 [Member] | EQ/Large Cap Value Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	15.04%
Average Annual Total Returns, 5 Years [Percent]	10.52%
Average Annual Total Returns, 10 Years [Percent]	9.77%
C000261926 [Member] | EQ/Large Cap Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	10.62%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	9.56%
C000261926 [Member] | EQ/Lazard Emerging Markets Equity [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Lazard Emerging Markets Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.35%	[8]
Average Annual Total Returns, 1 Year [Percent]	42.06%
Average Annual Total Returns, 5 Years [Percent]	10.84%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000261926 [Member] | EQ/Loomis Sayles Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Loomis Sayles Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	1.03%	[8]
Average Annual Total Returns, 1 Year [Percent]	13.08%
Average Annual Total Returns, 5 Years [Percent]	12.72%
Average Annual Total Returns, 10 Years [Percent]	15.87%
C000261926 [Member] | EQ/MFS International Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	20.90%
Average Annual Total Returns, 5 Years [Percent]	6.90%
Average Annual Total Returns, 10 Years [Percent]	9.61%
C000261926 [Member] | EQ/MFS International Intrinsic Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Intrinsic Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.15%	[8]
Average Annual Total Returns, 1 Year [Percent]	32.95%
Average Annual Total Returns, 5 Years [Percent]	6.99%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000261926 [Member] | EQ/MFS Mid Cap Focused Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS Mid Cap Focused Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	5.60%
Average Annual Total Returns, 5 Years [Percent]	5.09%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000261926 [Member] | EQ/MFS Technology [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	12.06%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000261926 [Member] | EQ/MFS Utilities Series [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Utilities Series
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.05%	[8]
Average Annual Total Returns, 1 Year [Percent]	14.65%
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000261926 [Member] | EQ/Mid Cap Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.64%	[8]
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	9.99%
C000261926 [Member] | EQ/Mid Cap Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Value Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	4.98%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	8.20%
C000261926 [Member] | EQ/Moderate Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	10.25%
Average Annual Total Returns, 5 Years [Percent]	4.14%
Average Annual Total Returns, 10 Years [Percent]	5.78%
C000261926 [Member] | EQ/Moderate Growth Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Growth Strategy	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	10.83%
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	7.08%
C000261926 [Member] | EQ/Moderate-Plus Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate-Plus Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	5.88%
Average Annual Total Returns, 10 Years [Percent]	7.67%
C000261926 [Member] | EQ/Money Market [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Name [Text Block]	EQ/Money Market	[12]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	3.66%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	1.73%
C000261926 [Member] | EQ/Morgan Stanley Small Cap Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Morgan Stanley Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.
Current Expenses [Percent]	1.15%	[8]
Average Annual Total Returns, 1 Year [Percent]	7.39%
Average Annual Total Returns, 5 Years [Percent]	(0.01%)
Average Annual Total Returns, 10 Years [Percent]	12.95%
C000261926 [Member] | EQ/PIMCO Global Real Return [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Global Real Return
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.74%	[8]
Average Annual Total Returns, 1 Year [Percent]	5.52%
Average Annual Total Returns, 5 Years [Percent]	(0.90%)
Average Annual Total Returns, 10 Years [Percent]	2.48%
C000261926 [Member] | EQ/PIMCO Ultra Short Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Ultra Short Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.80%	[8]
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	2.93%
Average Annual Total Returns, 10 Years [Percent]	2.32%
C000261926 [Member] | EQ/Quality Bond PLUS [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Quality Bond PLUS
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., Pacific Investment Management Company LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	6.32%
Average Annual Total Returns, 5 Years [Percent]	(0.19%)
Average Annual Total Returns, 10 Years [Percent]	1.31%
C000261926 [Member] | EQ/Small Company Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Small Company Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	12.57%
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	9.44%
C000261926 [Member] | EQ/Value Equity [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Value Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Aristotle Capital Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	11.01%
Average Annual Total Returns, 5 Years [Percent]	8.65%
Average Annual Total Returns, 10 Years [Percent]	8.47%
C000261926 [Member] | EQ/Wellington Energy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Wellington Energy
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.19%	[8]
Average Annual Total Returns, 1 Year [Percent]	12.17%
Average Annual Total Returns, 5 Years [Percent]	17.90%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000261926 [Member] | Equitable Conservative Growth MF/ETF Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Conservative Growth MF/ETF Portfolio
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	12.03%
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	6.85%
C000261926 [Member] | Equitable Growth MF/ETF [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Growth MF/ETF
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.15%	[8]
Average Annual Total Returns, 1 Year [Percent]	14.37%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000261926 [Member] | Equitable Moderate Growth MF/ETF [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Moderate Growth MF/ETF
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	13.43%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000261926 [Member] | Multimanager Aggressive Equity [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Multimanager Aggressive Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	16.30%
Average Annual Total Returns, 5 Years [Percent]	11.47%
Average Annual Total Returns, 10 Years [Percent]	15.66%
C000261926 [Member] | Multimanager Core Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Multimanager Core Bond	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.
Current Expenses [Percent]	0.93%	[8]
Average Annual Total Returns, 1 Year [Percent]	7.11%
Average Annual Total Returns, 5 Years [Percent]	(0.27%)
Average Annual Total Returns, 10 Years [Percent]	1.72%
C000261926 [Member] | Multimanager Technology [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Multimanager Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP
Current Expenses [Percent]	1.23%	[8]
Average Annual Total Returns, 1 Year [Percent]	25.87%
Average Annual Total Returns, 5 Years [Percent]	12.46%
Average Annual Total Returns, 10 Years [Percent]	19.41%
C000261926 [Member] | Target 2015 Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2015 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	9.41%
Average Annual Total Returns, 5 Years [Percent]	2.84%
Average Annual Total Returns, 10 Years [Percent]	5.08%
C000261926 [Member] | Target 2025 Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2025 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	13.12%
Average Annual Total Returns, 5 Years [Percent]	5.57%
Average Annual Total Returns, 10 Years [Percent]	7.41%
C000261926 [Member] | Target 2035 Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2035 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	15.70%
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	8.95%
C000261926 [Member] | Target 2045 Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2045 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	16.81%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	9.86%
C000261926 [Member] | Target 2055 Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2055 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	17.90%
Average Annual Total Returns, 5 Years [Percent]	9.51%
Average Annual Total Returns, 10 Years [Percent]	10.81%
C000261926 [Member] | American Funds Insurance Series® The Bond Fund of America® [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series ® The Bond Fund of America ®
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.72%	[8]
Average Annual Total Returns, 1 Year [Percent]	6.98%
Average Annual Total Returns, 5 Years [Percent]	(0.38%)
Average Annual Total Returns, 10 Years [Percent]	2.11%
C000261926 [Member] | Fidelity® VIP Investment Grade Bond Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity ® VIP Investment Grade Bond Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	6.93%
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	2.45%
C000261926 [Member] | MFS® Massachusetts Investors Growth Stock Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS ® Massachusetts Investors Growth Stock Portfolio
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.97%	[8]
Average Annual Total Returns, 1 Year [Percent]	9.61%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	13.98%
C000261926 [Member] | Nomura VIP High Income Series [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nomura VIP High Income Series
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Nomura Corporate Research and Asset Management Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.17%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	5.56%
C000261926 [Member] | VanEck VIP Global Resources Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	36.17%
Average Annual Total Returns, 5 Years [Percent]	10.24%
Average Annual Total Returns, 10 Years [Percent]	8.06%
C000261926 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Death Benefit
C000261926 [Member] | Third Party Transfer or Exchange Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 65	[13]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]
(2)	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.

C000261926 [Member] | Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 90	[14]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]
(3)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The current maximum charge for each service is $90. We may discontinue these services at any time.

C000261926 [Member] | Rebalancing [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Rebalancing
Purpose of Benefit [Text Block]	Periodically rebalance to your desired asset mix.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Not generally available with General Dollar Cost Averaging
Name of Benefit [Text Block]	Rebalancing
C000261926 [Member] | General Dollar Cost Averaging [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	General Dollar Cost Averaging
Purpose of Benefit [Text Block]	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Not generally available with Rebalancing
Name of Benefit [Text Block]	General Dollar Cost Averaging
C000261926 [Member] | General Dollar Cost Averaging [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Generaldollar-cost averaging
C000261926 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the contract” in this prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

C000261926 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No.
	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. For additional information about the investment profile of the contract see “Fee table” in this prospectus.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

C000261926 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option has its own unique risks. You should review the variable investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, and “Portfolios of the Trusts” in “Purchasing the contract” in this prospectus. See also Appendix “Investment options available under the contract” in the prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

C000261926 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in this prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract. The general obligations under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

C000261926 [Member] | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Contract Changes Risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

C000261926 [Member] | Risk associated with taking an early withdrawal [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk associated with taking an early withdrawal

The contract is not a short-term investment and is not
appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Withdrawals could significantly reduce the minimum death
benefit by an amount greater than the value withdrawn.

C000261926 [Member] | Possible fees on access to account value [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible fees on access to total account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your Total account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

C000261926 [Member] | Possible adverse tax consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, inherited IRA, inherited Roth IRA, traditional IRA or Roth IRA. We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

C000261926 [Member] | Availability by financial intermediary [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain investment options, contract benefits, and other contract features based on issue age or other criteria established by the selling broker-dealer. For example, your financial professional may not recommend a particular investment option or contract benefit to you that is described in this prospectus. Before you purchase the contract, you should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional. If a particular feature that interests you is not recommended through your broker dealer, you may want to contact us to explore its availability.

C000261926 [Member] | Business disruption, cybersecurity, and artificial intelligence ("AI") technologies risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risk

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to opera-tional and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be sys-temic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corrup-tion and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regu-latory fines, litigation and financial losses and/or cause repu-tational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pan-demic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party admin-istrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and inter-mediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

[1]	Expressed as an annual percent of daily net assets in the variable investment options.
[2]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.
[3]	The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges, expenses, and adjustments” in this prospectus. The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal or surrender your contract. For each contribution, we consider the contract year in which we receive that contribution to be “contract year 1”. See Appendix, “State contract availability and/or variations of certain features and benefits” in this prospectus for more information.
[4]	The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is $30. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. During the first two contract years, this charge, if it applies, is equal to the lesser of $30 or 2% of your account value plus any amount previously withdrawn during the contract year.
[5]	There is no administrative charge if your account value is $25,000 or more for NQ contracts (or $20,000 or more for IRA contracts) on the last day of your contract year.
[6]	The current range for the Base Contract Expenses is 0.95% to 2.00%.
[7]	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025.
[8]	This Portfolio’s annual expenses reflect temporary fee reductions.
[9]	EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.
[10]	Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques (including Fund of Fund Portfolios that invest in other Portfolios that utilize volatility management techniques) that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “Δ”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.
[11]	Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.
[12]	The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
[13]	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.
[14]	Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The current maximum charge for each service is $90. We may discontinue these services at any time.
[15]	The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges and expenses” in this prospectus. The withdrawal charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make the withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option. The amount of the withdrawal charge we use is determined by the contract year in which you make the withdrawal or surrender your contract. For each contribution, we consider the year in which we receive that contribution to be “year 1”. See Appendix, “State contract availability and/or variations of certain features and benefits” in this prospectus for more information.
[16]	The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $100,000 or more there is no charge.